FORTIS OPPORTUNITY VARIABLE ANNUITY
SEPARATE ACCOUNT A
ISSUED BY:
FIRST FORTIS LIFE INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Fortis Opportunity Variable Annuity. Please read it carefully.

Fortis Opportunity Variable Annuity is a contract between you and First Fortis Life Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (formerly Money Market Series) which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT (formerly U.S. Government Securities Series) which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly
  U. S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD BOND HLS FUND SUB-ACCOUNT (formerly Diversified Income Series) which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

- HARTFORD MULTISECTOR BOND HLS FUND SUB-ACCOUNT (formerly AIM -- Multisector Bond Series) which purchases Class IA shares of Hartford Multisector Bond HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Multisector Bond Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (formerly High Yield Series) which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL STOCK II HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- International Stock Series II) which purchases Class IA shares of Hartford International Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series II of Fortis Series Fund, Inc.)

- HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT (formerly Lazard Freres -- International Stock Series) which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series of Fortis Series Fund, Inc.)

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (formerly Global Growth Series) which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL EQUITY HLS FUND SUB-ACCOUNT (formerly MFS -- Global Equity Series) which purchases Class IA shares of Hartford Global Equity HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Global Equity Series of Fortis Series Fund, Inc.)

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (formerly Asset Allocation Series) which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD AMERICAN LEADERS HLS FUND SUB-ACCOUNT (formerly Federated -- American Leaders Series) which purchases Class IA shares of Hartford American Leaders HLS Fund of Hartford HLS Series Fund II, Inc. (formerly American Leaders Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Value Series) which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

- HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly MFS -- Capital Opportunities Series) which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Capital Opportunities Series of Fortis Series Fund, Inc.)

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (formerly Growth & Income Series) which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT (formerly S&P 500 Index Series) which purchases Class IA shares of Hartford Index HLS Fund, Inc.

- HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- Blue Chip Stock Series) which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock Series of Fortis Series Fund, Inc.)

- HARTFORD BLUE CHIP STOCK II HLS FUND SUB-ACCOUNT (formerly AIM -- Blue Chip Stock Series II) which purchases Class IA shares of Hartford Blue Chip Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock Series II of Fortis Series Fund, Inc.)

- HARTFORD LARGE CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Alliance -- Large Cap Growth Series) which purchases Class IA shares of Hartford Large Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Large Cap Growth Series of Fortis Series Fund, Inc.)

- HARTFORD INVESTORS GROWTH HLS FUND SUB-ACCOUNT (formerly MFS -- Investors Growth Series) which purchases Class IA shares of Hartford Investors Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Investors Growth Series of Fortis Series Fund, Inc.)

- HARTFORD MID CAP STOCK HLS FUND SUB-ACCOUNT (formerly Dreyfus -- Mid Cap Stock Series) which purchases Class IA shares of Hartford Mid Cap Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Mid Cap Stock Series of Fortis Series Fund, Inc.)

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Growth Stock Series) which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL CAP VALUE HLS FUND SUB-ACCOUNT (formerly Berger -- Small Cap Value Series) which purchases Class IA shares of Hartford Small Cap Value HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Small Cap Value Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Aggressive Growth Series) which purchases Class IA shares of Hartford Small Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP:/WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2002

FIRST FORTIS LIFE INSURANCE COMPANY                                            3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                        9
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     10
----------------------------------------------------------------------
  First Fortis Life Insurance Company                            10
----------------------------------------------------------------------
  The Separate Account                                           10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  13
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       13
----------------------------------------------------------------------
THE CONTRACT                                                     14
----------------------------------------------------------------------
  Purchases and Contract Value                                   14
----------------------------------------------------------------------
  Charges and Fees                                               16
----------------------------------------------------------------------
  Death Benefit                                                  18
----------------------------------------------------------------------
  Surrenders                                                     19
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  20
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         22
----------------------------------------------------------------------
OTHER INFORMATION                                                22
----------------------------------------------------------------------
  Legal Matters                                                  23
----------------------------------------------------------------------
  More Information                                               23
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       23
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         27
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          28
----------------------------------------------------------------------
APPENDIX II -- ACCUMULATION UNIT VALUES                          31
----------------------------------------------------------------------

4                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FORTIS: First Fortis Life Insurance Company, the company that issued this Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to

FIRST FORTIS LIFE INSURANCE COMPANY                                            5
--------------------------------------------------------------------------------
the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (as a percentage of
  Premium Payments) (1)                                            5%
    First Year (2)                                                 5%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     5%
---------------------------------------------------------------------
    Sixth Year or later                                            0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.10%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.35%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $25,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

FIRST FORTIS LIFE INSURANCE COMPANY                                            7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                   OTHER          TOTAL FUND
                                                              MANAGEMENT FEES    EXPENSES     OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%           0.03%            0.48%
----------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                       0.47%           0.04%            0.51%
----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.48%           0.03%            0.51%
----------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                                 0.75%           0.11%            0.86%
----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.77%           0.04%            0.81%
----------------------------------------------------------------------------------------------------------------
Hartford International Stock II HLS Fund                           0.90%           0.14%            1.04%
----------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                              0.84%           0.10%            0.94%
----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%           0.07%            0.81%
----------------------------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund                                    1.00%           0.39%            1.39%
----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%           0.03%            0.66%
----------------------------------------------------------------------------------------------------------------
Hartford American Leaders HLS Fund                                 0.90%           0.15%            1.05%
----------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                              0.68%           0.05%            0.73%
----------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                            0.90%           0.26%            1.16%
----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%           0.04%            0.79%
----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%           0.03%            0.43%
----------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                                  0.87%           0.05%            0.92%
----------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock II HLS Fund                               0.95%           0.15%            1.10%
----------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                                 0.90%           0.05%            0.95%
----------------------------------------------------------------------------------------------------------------
Hartford Investors Growth HLS Fund                                 0.90%           0.61%            1.51%
----------------------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                                    0.90%           0.12%            1.02%
----------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                             0.61%           0.04%            0.65%
----------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                                  0.89%           0.07%            0.96%
----------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                                 0.63%           0.05%            0.68%
----------------------------------------------------------------------------------------------------------------

8                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                  If you Surrender your Contract:   If you annuitize your Contract: If you do not Surrender your Contract :
 SUB-ACCOUNT     1 YEAR 3 YEARS  5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $66    $110     $154      $224    $19     $60    $103     $223     $20       $60      $104       $224
 --------------------------------------------------------------------------------------------------------------------------
 Hartford U.S.
   Government
   Securities
   HLS Fund        $66    $111     $155      $228    $19     $60    $104     $227     $20       $61      $105       $228
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $66    $111     $155      $228    $19     $60    $104     $227     $20       $61      $105       $228
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Multisector
   Bond HLS Fund   $69    $121     $173      $264    $23     $71    $123     $263     $23       $72      $123       $264
 --------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $69    $119     $171      $259    $22     $70    $120     $258     $23       $71      $121       $259
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Stock II HLS
   Fund            $71    $126     $183      $283    $24     $77    $132     $282     $25       $78      $133       $283
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Stock HLS
   Fund            $70    $123     $178      $273    $23     $74    $127     $272     $24       $75      $128       $273
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $69    $119     $171      $259    $22     $70    $120     $258     $23       $71      $121       $259
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Equity HLS
   Fund            $75    $137     $201      $318    $28     $88    $150     $317     $29       $88      $151       $318
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $67    $115     $163      $243    $21     $65    $112     $242     $21       $66      $113       $243
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   American
   Leaders HLS
   Fund            $71    $127     $183      $284    $25     $77    $132     $283     $25       $78      $133       $284
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Value
   Opportunities
   HLS Fund        $68    $117     $167      $251    $21     $67    $116     $250     $22       $68      $117       $251
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Opportunities
   HLS Fund        $72    $130     $189      $295    $26     $81    $138     $294     $26       $81      $139       $295
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $69    $119     $170      $257    $22     $69    $119     $256     $23       $70      $120       $257
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $65    $108     $151      $219    $18     $58    $100     $218     $19       $59      $101       $219
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Blue
   Chip Stock
   HLS Fund        $70    $123     $177      $270    $23     $73    $126     $270     $24       $74      $127       $270
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Blue
   Chip Stock II
   HLS Fund        $72    $128     $186      $289    $25     $79    $135     $288     $26       $80      $136       $289
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Large
   Cap Growth
   HLS Fund        $70    $124     $178      $274    $24     $74    $127     $273     $24       $75      $128       $274
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Investors
   Growth HLS
   Fund            $76    $140     $207      $329    $29     $91    $156     $328     $30       $92      $157       $329
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Mid
   Cap Stock HLS
   Fund            $71    $126     $182      $281    $24     $76    $131     $280     $25       $77      $132       $281
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   Opportunities
   HLS Fund        $67    $115     $163      $242    $21     $65    $112     $241     $21       $66      $113       $242
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Cap Value HLS
   Fund            $70    $124     $179      $275    $24     $74    $128     $274     $24       $75      $129       $275
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Cap Growth
   HLS Fund        $68    $116     $164      $246    $21     $66    $113     $245     $22       $67      $114       $246
 --------------------------------------------------------------------------------------------------------------------------

FIRST FORTIS LIFE INSURANCE COMPANY                                            9
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than five years

x  Distributions made due to death

x  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2 , you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL FORTIS PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders;
  or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with an qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

10                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

FIRST FORTIS LIFE INSURANCE COMPANY

First Fortis Life Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a New York corporation founded in 1971. It is qualified to sell life insurance and annuity contracts in New York. Fortis is an indirectly wholly owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis N.V. and 50% by Fortis FA/NV. Fortis, Inc. manages the United States operations for these two companies.

Fortis N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis FA/NV is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis N.V. and Fortis FA/ NV have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.

All of the guarantees and commitments under the contracts are general obligations of Fortis, regardless of whether you have allocated the contract value to the Separate Account or to the Fixed Accumulation Feature. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.

On April 1, 2001, Fortis, Inc., the parent company of Fortis entered into an agreement with Hartford Life Insurance Company ("Hartford") to reinsure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                FORTIS' RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING        RATING          BASIS OF RATING
------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             9/26/01                A    Financial strength
------------------------------------------------------------------------------
 Standard & Poor's         9/20/01               AA-   Financial security
                                                       characteristics
------------------------------------------------------------------------------

These ratings apply to Fortis' ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 1, 1993 as "Separate Account A" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.

- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Hartford HLS Funds are sponsored and administered by Hartford. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund and Hartford Money Market HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford Multisector Bond HLS Fund, Hartford International Stock HLS Fund, Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford American Leaders HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Investors Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Small Cap Value HLS Fund and Hartford Small Cap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc., formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these

FIRST FORTIS LIFE INSURANCE COMPANY                                           11
--------------------------------------------------------------------------------
Funds were named, respectively, U.S. Government Securities Series, Multisector Bond Series, High Yield Series, International Stock Series, International Stock Series II, Global Growth Series, Global Equity Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth & Income Series, Blue Chip Stock, Blue Chip Stock Series II, Large Cap Growth Series, Investors Growth Series, Mid Cap Stock Series, Growth Stock Series, Small Cap Value Series and Aggressive Growth Series.

HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to the Funds.

Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth Opportunities HLS Fund, and Hartford Small Cap Growth HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").

Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("HIMCO").

Hartford Multisector Bond HLS Fund and Hartford Blue Chip Stock II HLS Fund are sub-advised by A I M Capital Management, Inc.

Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management.

Hartford International Stock II HLS Fund is sub-advised by T. Rowe Price International, Inc.

Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.

Hartford Global Equity HLS Fund, Hartford Capital Opportunities HLS Fund and Hartford Investors Growth HLS Fund are sub-advised by Massachusetts Financial Services Company.

Hartford Large Cap Growth HLS Fund is sub-advised by Alliance Capital Management L.P.

Hartford Mid Cap Stock HLS Fund is sub-advised by The Dreyfus Corporation.

Hartford Small Cap Value HLS Fund is sub-advised by Berger LLC, which has contracted with Perkins, Wolf, McDonnell & Company to provide day-to-day investment management for the Series.

Hartford American Leaders HLS Fund is sub-advised by Federated Investment Management Company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD MONEY MARKET HLS FUND (formerly Money Market Series) -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD BOND HLS FUND (formerly Diversified Income Series) -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD MULTISECTOR BOND HLS FUND (formerly Multisector Bond Series) -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Sub-advised by A I M Capital Management, Inc.

HARTFORD HIGH YIELD HLS FUND (formerly High Yield Series) -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund.Sub-advised by HIMCO.

HARTFORD INTERNATIONAL STOCK II HLS FUND (formerly International Stock
Series II) -- Seeks long-term growth of capital. Sub-advised by T. Rowe Price International, Inc.

HARTFORD INTERNATIONAL STOCK HLS FUND (formerly International Stock
Series) -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management.

HARTFORD GLOBAL LEADERS HLS FUND (formerly Global Growth Series) -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL EQUITY HLS FUND (formerly Global Equity Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services Company.

HARTFORD ADVISERS HLS FUND (formerly Asset Allocation Series) -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD AMERICAN LEADERS HLS FUND (formerly American Leaders Series) -- Seeks long-term growth of capital. The secondary objective is to provide income. Sub-advised by Federated Investment Management Company.

12                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks short and long term capital appreciation. Sub-advised by Wellington.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND (formerly Capital Opportunities Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services, Inc.

HARTFORD GROWTH AND INCOME HLS FUND (formerly Growth & Income Series) -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND (formerly S&P 500 Index) -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD BLUE CHIP STOCK HLS FUND (formerly Blue Chip Stock Series) -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.

HARTFORD BLUE CHIP STOCK II HLS FUND (formerly Blue Chip Stock
Series II) -- Seeks long-term growth of capital with a secondary objective of current income. Sub-advised by AIM Capital Management, Inc.

HARTFORD LARGE CAP GROWTH HLS FUND (formerly Large Cap Growth Series) -- Seeks long-term growth of capital. Sub-advised by Alliance Capital Management Company.

HARTFORD INVESTORS GROWTH HLS FUND (formerly Investors Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income. Sub-advised by Massachusetts Financial Services Company.

HARTFORD MID CAP STOCK HLS FUND (formerly Mid Cap Stock Series) -- Seeks total investment returns, including capital appreciation and income that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks long-term capital appreciation. Sub-advised by Wellington.

HARTFORD SMALL CAP VALUE HLS FUND (formerly Small Cap Value Series) -- Seeks capital appreciation. Sub-advised by Berger, LLC.

HARTFORD SMALL CAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no

FIRST FORTIS LIFE INSURANCE COMPANY                                           13
--------------------------------------------------------------------------------
longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative services and the Funds pay a fee that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 4% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

14                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

We reserve the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment

FIRST FORTIS LIFE INSURANCE COMPANY                                           15
--------------------------------------------------------------------------------
is $50. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark- Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation. After the Annuity Commencement Date, the Payee may make four Sub-Account Transfers.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can

16                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Fortis or Hartford may modify these restrictions at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------

FIRST FORTIS LIFE INSURANCE COMPANY                                           17
--------------------------------------------------------------------------------

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS -- After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or

18                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders;
  or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Fortis will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

FIRST FORTIS LIFE INSURANCE COMPANY                                           19
--------------------------------------------------------------------------------

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the

20                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 91th birthday. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable

FIRST FORTIS LIFE INSURANCE COMPANY                                           21
--------------------------------------------------------------------------------
  dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

22                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER PROGRAMS AVAILABLE

INVESTEASE-REGISTERED TRADEMARK- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. It is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.

Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by WFS and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. WFS, its affiliates or Fortis may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by WFS, its affiliates or Fortis out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

FIRST FORTIS LIFE INSURANCE COMPANY                                           23
--------------------------------------------------------------------------------

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to New York law is Douglas R. Lowe, corporate counsel, First Fortis Life Insurance Company, 500 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF FORTIS AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Fortis which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

24                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Fortis believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

FIRST FORTIS LIFE INSURANCE COMPANY                                           25
--------------------------------------------------------------------------------

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments, and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be

26                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Fortis to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

FIRST FORTIS LIFE INSURANCE COMPANY                                           27
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

28                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

FIRST FORTIS LIFE INSURANCE COMPANY                                           29
--------------------------------------------------------------------------------

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is

30                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental
457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

FIRST FORTIS LIFE INSURANCE COMPANY                                           31
--------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

                                                                                  YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                 2001       2000       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  Accumulation Unit Value at beginning of period         $ 1.662    $ 1.587    $ 1.532    $ 1.475    $ 1.418    $ 1.384         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 1.705    $ 1.662    $ 1.587    $ 1.532    $ 1.475    $ 1.418         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   1,093        696        798        319        171         32         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  Accumulation Unit Value at beginning of period         $19.655    $17.823    $18.421    $17.150    $15.935    $15.192         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $20.852    $19.655    $17.823    $18.421    $17.150    $15.935         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     108         92         72         71         13          1         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  Accumulation Unit Value at beginning of period         $ 2.118    $ 1.998    $ 2.059    $ 1.963    $ 1.801    $ 1.708         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 2.229    $ 2.118    $ 1.998    $ 2.059    $ 1.963    $ 1.801         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     758        684        757        598        149         21         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MULTISECTOR BOND HLS FUND
  Accumulation Unit Value at beginning of period         $12.436    $12.092    $13.254    $11.837    $11.961    $11.400         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $12.957    $12.436    $12.092    $13.254    $11.837    $11.961         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      66         45         28         15          6          1         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  Accumulation Unit Value at beginning of period         $11.814    $12.799    $12.823    $12.917    $11.928    $11.264         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $11.800    $11.814    $12.799    $12.823    $12.917    $11.928         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     117        121        143        133         47         10         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK II HLS FUND
  Accumulation Unit Value at beginning of period         $14.633    $16.150    $16.513    $14.433    $12.884    $11.912         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $11.335    $14.633    $16.150    $16.513    $14.433    $12.884         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      86        105        109         91         25          8         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
  Accumulation Unit Value at beginning of period         $17.572    $19.711    $16.113    $14.022    $12.690    $11.706         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $13.126    $17.572    $19.711    $16.113    $14.022    $12.690         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     159        121         99         76         36         10         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  Accumulation Unit Value at beginning of period         $17.572    $17.572    $17.572    $17.572    $17.572    $17.688         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $20.328    $27.039    $33.343    $21.433    $19.508    $18.510         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      86         75         54         41         21          9         --
-----------------------------------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------
SUB-ACCOUNT                                                 1994       1993       1992
-------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
----------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD BOND HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
--------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD MULTISECTOR BOND HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD INTERNATIONAL STOCK II HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------

32                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                 2001       2000       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL EQUITY HLS FUND
  Accumulation Unit Value at beginning of period         $ 9.264    $10.000         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 8.260    $ 9.264         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      12          1         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  Accumulation Unit Value at beginning of period         $ 3.877    $ 3.923    $ 3.326    $ 2.810    $ 2.368    $ 2.167         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 3.561    $ 3.877    $ 3.923    $ 3.326    $ 2.810    $ 2.368         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     802        923        798        867        543         63         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD AMERICAN LEADERS HLS FUND
  Accumulation Unit Value at beginning of period         $10.392    $10.000         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 9.895    $10.392         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      30          4         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period         $18.559    $15.875    $14.768    $13.652    $11.048    $10.000         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $17.843    $18.559    $15.875    $14.768    $13.652    $11.048         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     161        172        180        161         56         16         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period         $ 8.754    $10.000         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 6.595    $ 8.754         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      45          3         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  Accumulation Unit Value at beginning of period         $24.661    $23.775    $21.767    $19.488    $15.468    $13.675         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $21.999    $24.661    $23.775    $21.767    $19.488    $15.468         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     133        390        405        326        138         14         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  Accumulation Unit Value at beginning of period         $19.808    $22.189    $18.689    $14.787    $11.326    $10.000         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $17.140    $19.808    $22.189    $18.689    $14.787    $11.326         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     545        590        560        385         97          5         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS FUND
  Accumulation Unit Value at beginning of period         $20.758    $21.571    $18.238    $14.429    $11.520    $10.000         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $17.526    $20.758    $21.571    $18.238    $14.429    $11.520         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     304        325        256        175        101         30         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK II HLS FUND
  Accumulation Unit Value at beginning of period         $ 8.728    $10.000         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 6.673    $ 8.728         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      31          5         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------
SUB-ACCOUNT                                                 1994       1993       1992
-------------------------------------------------------
HARTFORD GLOBAL EQUITY HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD AMERICAN LEADERS HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD INDEX HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD BLUE CHIP STOCK II HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------

FIRST FORTIS LIFE INSURANCE COMPANY                                           33
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                 2001       2000       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
  Accumulation Unit Value at beginning of period         $11.946    $14.734    $11.755    $10.000         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $10.029    $11.946    $14.734    $11.755         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     283        279        201         69         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INVESTORS GROWTH HLS FUND
  Accumulation Unit Value at beginning of period         $ 8.905    $10.000         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 6.607    $ 8.905         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      12          5         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MID CAP STOCK HLS FUND
  Accumulation Unit Value at beginning of period         $11.303    $10.538    $ 9.625    $10.000         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $10.685    $11.303    $10.538    $ 9.625         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      87         65         39         17         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period         $ 6.079    $ 5.925    $ 3.870    $ 3.296    $ 2.971    $ 2.840         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 4.626    $ 6.079    $ 5.925    $ 3.870    $ 3.296    $ 2.971         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     560        603        594        342        197         89         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL CAP VALUE HLS FUND
  Accumulation Unit Value at beginning of period         $13.357    $10.659    $ 9.367    $10.000         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $15.945    $13.357    $10.659    $ 9.367         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     177         79         54         12         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL CAP GROWTH HLS FUND
  Accumulation Unit Value at beginning of period         $27.382    $32.680    $35.829    $13.241    $13.232    $14.475         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $21.561    $27.382    $32.680    $35.829    $13.241    $13.232         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     133        136        121         88         46          9         --
-----------------------------------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------
SUB-ACCOUNT                                                 1994       1993       1992
-------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD INVESTORS GROWTH HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD MID CAP STOCK HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD SMALL CAP VALUE HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------
HARTFORD SMALL CAP GROWTH HLS FUND
  Accumulation Unit Value at beginning of period              --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                      --         --         --
-------------------------------------------------------

(a)  Inception date May 1, 2000.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    First Fortis Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for First Fortis Masters variable annuity to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                       FIRST FORTIS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           OPPORTUNITY VARIABLE ANNUITY

--------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to First Fortis Life Insurance Company
Attn: Investment Product Services, P.O. Box 5085, Hartford, CT  06102-5085.

Date of Prospectus:  May 1, 2002
Date of Statement of Additional Information: May 1, 2002
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

GENERAL INFORMATION                                                       2
      Safekeeping of Assets                                               2
      Independent Public Accountants                                      2
      Non-Participating                                                   2
      Misstatement of Age or Sex                                          3
      Principal Underwriter                                               3
PERFORMANCE RELATED INFORMATION                                           3
      Total Return for all Sub-Accounts                                   3
      Yield for Sub-Accounts                                              4
      Money Market Sub-Accounts                                           4
      Additional Materials                                                5
      Performance Comparisons                                             5
PERFORMANCE TABLES                                                        7
FINANCIAL STATEMENTS                                                   SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited statements of assets and liabilities of First Fortis Life Insurance Company Separate Account A as of December 31, 2001 and the related audited statements of operations and changes in net assets for the period then ended, included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

The audited financial statements for First Fortis Life Insurance Company at December 31, 2001 and 2000 and for the years then ended and the audited statements of changes in net assets of First Fortis Life Insurance Company Separate Account A for the year ended December 31, 2000 included in this registration statement have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.

Ernst & Young LLP, independent auditors, have audited our First Fortis Life Insurance Company financial statements for the year ended December 31, 1999, as set forth in their report. We've included the First Fortis Life Insurance Company financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Woodbury is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. Woodbury is ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of Woodbury is 500 Bielenberg Drive, Woodbury, MN 55125.


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. First Fortis paid a total of $839,080, $815,893, and $400,793 to Woodbury Financial for annuity distribution services during 1999, 2000 and 2001 respectively. Of this total the sum of $90,441, $71,691, and $71,749 for the year 1999, 2000 and 2001 respectively, was not reallowed to other broker dealers.


                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

                                                                        n
The formula Fortis uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee.

                                                                    6
The formula Fortis uses to calculate yield is: Yield = 2[(a-b/cd +1)  -1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is Yield = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is:
                                            365/7
Effective Yield = [(Base Period Return + 1)      ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

|X| The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

|X| The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

|X| The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

|X| The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

|X| The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
                                                      SUB-ACCOUNT                                            SINCE
SUB-ACCOUNT                                          INCEPTION DATE    1 YEAR      5 YEAR      10 YEAR     INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         10/01/1999      -5.97%        NA           NA         0.14%

Hartford U.S. Government Securities HLS Fund           10/01/1999      -2.44%        NA           NA         3.55%

Hartford Bond HLS Fund                                 10/01/1999      -3.28%        NA           NA         1.63%

Hartford Multisector Bond HLS Fund                     10/01/1999      -4.33%        NA           NA        -1.52%

Hartford High Yield HLS Fund                           10/01/1999      -8.62%        NA           NA        -6.38%

Hartford International Stock II HLS Fund               10/01/1999     -30.93%        NA           NA       -18.51%

Hartford International Stock HLS Fund                  10/01/1999     -33.68%        NA           NA       -17.15%

Hartford Global Leaders HLS Fund                       10/01/1999     -33.20%        NA           NA       -11.31%

Hartford Global Equity HLS Fund                        05/01/2000     -19.29%        NA           NA       -15.90%

Hartford Advisers HLS Fund                             10/01/1999     -16.60%        NA           NA        -0.49%

Hartford American Leaders HLS Fund                     05/01/2000     -13.27%        NA           NA        -5.42%

Hartford Value Opportunities HLS Fund                  10/01/1999     -12.34%        NA           NA         6.74%

Hartford Capital Opportunities HLS Fund                05/01/2000     -33.04%        NA           NA       -27.55%

Hartford Growth and Income HLS Fund                    10/01/1999     -19.24%        NA           NA        -1.59%

Hartford Index HLS Fund                                10/01/1999     -21.90%        NA           NA        -9.27%

Hartford Blue Chip Stock HLS Fund                      10/01/1999     -24.00%        NA           NA        -6.32%

Hartford Blue Chip Stock II HLS Fund                   05/01/2000     -31.93%        NA           NA       -26.98%

Hartford Large Cap Growth HLS Fund                     10/01/1999     -24.47%        NA           NA       -13.86%

Hartford Investors Growth HLS Fund                     05/01/2000     -34.18%        NA           NA       -27.47%

Hartford Mid Cap Stock HLS Fund                        10/01/1999     -13.94%        NA           NA         3.54%

Hartford Growth Opportunities HLS Fund                 10/01/1999     -32.28%        NA           NA         1.79%

Hartford Small Cap Value HLS Fund                      10/01/1999      10.77%        NA           NA        19.29%

Hartford Small Cap Growth HLS Fund                     10/01/1999     -29.66%        NA           NA        -0.62%

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
                                                          FUND                                               SINCE
SUB-ACCOUNT                                          INCEPTION DATE    1 YEAR      5 YEAR      10 YEAR     INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         05/01/1988       2.54%       3.74%       3.26%         3.98%

Hartford U.S. Government Securities HLS Fund           05/01/1989       6.09%       5.52%       4.90%         5.97%

Hartford Bond HLS Fund                                 05/01/1988       5.25%       4.35%       4.91%         6.04%

Hartford Multisector Bond HLS Fund                     01/03/1995       4.19%       1.61%         NA          3.77%

Hartford High Yield HLS Fund                           05/01/1994      -0.12%      -0.22%         NA          2.18%

Hartford International Stock II HLS Fund               01/03/1995     -22.54%      -2.54%         NA          1.81%

Hartford International Stock HLS Fund                  01/03/1995     -25.30%       0.68%         NA          3.96%

Hartford Global Leaders HLS Fund                       05/01/1992     -24.82%       1.89%         NA          7.61%

Hartford Global Equity HLS Fund                        05/01/2000     -10.84%        NA           NA        -10.83%

Hartford Advisers HLS Fund                             05/01/1988      -8.14%       8.49%       8.48%         9.73%

Hartford American Leaders HLS Fund                     05/01/2000      -4.79%        NA           NA         -0.63%

Hartford Value Opportunities HLS Fund                  05/01/1996      -3.86%      10.05%         NA         10.75%

Hartford Capital Opportunities HLS Fund                05/01/2000     -24.66%        NA           NA        -22.08%

Hartford Growth and Income HLS Fund                    05/01/1994     -10.79%       7.29%         NA         10.82%

Hartford Index HLS Fund                                05/01/1996     -13.47%       8.63%         NA          9.97%

Hartford Blue Chip Stock HLS Fund                      05/01/1996     -15.57%       8.75%         NA         10.40%

Hartford Blue Chip Stock II HLS Fund                   05/01/2000     -23.55%        NA           NA        -21.53%

Hartford Large Cap Growth HLS Fund                     05/01/1998     -16.05%        NA           NA          0.08%

Hartford Investors Growth HLS Fund                     05/01/2000     -25.80%        NA           NA        -21.99%

Hartford Mid Cap Stock HLS Fund                        05/01/1998      -5.47%        NA           NA          1.82%

Hartford Growth Opportunities HLS Fund                 05/01/1988     -23.90%       9.25%       8.93%        11.85%

Hartford Small Cap Value HLS Fund                      05/01/1998      19.37%        NA           NA         13.55%

Hartford Small Cap Growth HLS Fund                     05/01/1994     -21.26%      10.25%         NA         10.53%

                                       8

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                       YIELD                       EFFECTIVE YIELD
-----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                    0.51%                            0.51%

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                                         YIELD
-----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                                        5.17%

Hartford Bond HLS Fund                                                              7.77%

Hartford Multisector Bond HLS Fund                                                  0.00%

Hartford High Yield HLS Fund                                                       12.07%

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO FIRST FORTIS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of First Fortis Life Insurance Company Separate Account A (Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II, Multisector Bond, International Stock, Value, S&P 500 Index, Blue Chip, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, and American Leaders Subaccounts; the Alliance Variable Product Money Market, International and Premier Growth Subaccounts; The American Century Investments VP Balanced and Capital Appreciation Subaccounts; SAFECO Resources Series Equity and Growth Subaccounts; the Federated Insurance Series U.S. Government Securities Fund II, High Income Fund II, Utility II and American Leader II Subaccounts; the MFS VIT Emerging Growth, High Income and World Government Subaccounts; the Montgomery Variable Funds Emerging Markets and Growth Subaccounts; the Pilgrim Funds (formerly Lexington Funds, Inc.) Natural Resources trust and Emerging Markets Subaccounts; the Strong Funds Discovery II and International II Subaccounts; the Van Eck Worldwide Bond and Hard Assets Subaccounts; the Neuberger &
Berman, Inc. AMT Limited Maturity Bond and AMT Partners Subaccounts; and INVESCO, Inc. Health & Sciences, Industrial Income and Technology Subaccounts; (collectively, the Account), as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of First Fortis Life Insurance Company Separate Account A as of December 31, 2000, were audited by other auditors whose report dated April 6, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations and the changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
March 20, 2002                                               ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO FIRST FORTIS LIFE INSURANCE COMPANY
AND CONTRACT OWNERS OF FIRST FORTIS LIFE
INSURANCE COMPANY VARIABLE ACCOUNT A:

In our opinion, the accompanying statement of net assets and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of First Fortis Life Insurance Company Variable Account A, comprised of the Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II (formerly Global Asset Allocation), Multisector Bond (formerly Global Bond), International Stock, Value, S & P 500, Blue Chip Stock, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, and American Leaders Subaccounts; the Alliance Variable Product Money Market, International and Premier Growth Subaccounts; the SAFECO Resource Series Growth and Equity Subaccounts; the Federated Insurance Series U.S. Government Securities Fund II, High Income Fund II, Utility II and American Leader II Subaccounts; the Lexington Funds, Inc. Natural Resources and Emerging Markets Subaccounts; the MFS Variable Insurance Trust Emerging Growth, High Income and World Government Subaccounts; the Montgomery Variable Funds Emerging Markets and Growth Subaccounts; the Strong Variable Annuity Funds Discovery II and International II Subaccounts; the American Century Investments VP Balanced and VP Capital Appreciation Subaccounts; the Van Eck Worldwide Ins. Trust Bond and Hard Assets Subaccounts; the Neuberger & Berman, Inc. AMT Limited Maturity Bond and AMT Partners Subaccounts; and INVESCO, Inc. Health & Sciences, Industrial Income and Technology Subaccounts thereof at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the year or period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Fortis Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial statements of the First Fortis Life Insurance Company Variable Account A as of
December 31, 1999, and for the year then ended were audited by other independent accountants whose report dated March 29, 2000, expressed an unqualified opinion on those statements.

April 6, 2001                                         PRICEWATERHOUSECOOPERS LLP

_____________________________________ SA-2 _____________________________________

                       This page intentionally left blank

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES     FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY     FUND -- ASSET
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES   ALLOCATION SERIES
                           ----------------  --------------------  ---------------  -----------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
      Shares 114,405
      Cost $3,941,622
      Market Value.......     $2,592,558           --                   --               --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 209,080
    Cost $2,222,907
      Market Value.......       --                $2,256,095            --               --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 165,853
    Cost $1,873,675
      Market Value.......       --                 --                $1,862,381          --
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 181,459
    Cost $3,492,919
      Market Value.......       --                 --                   --             $2,856,401
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 158,912
    Cost $1,829,025
      Market Value.......       --                 --                   --               --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 96,732
    Cost $2,281,368
      Market Value.......       --                 --                   --               --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 174,340
    Cost $3,689,923
      Market Value.......       --                 --                   --               --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 464,132
    Cost $9,024,509
      Market Value.......       --                 --                   --               --
    Fortis
     Series Fund -- High
     Yield Series
    Shares 203,089
    Cost $1,924,526
      Market Value.......       --                 --                   --               --
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 111,645
    Cost $1,501,148
      Market Value.......       --                 --                   --               --
  Other Assets...........       --                 --                        36          --
                              ----------          ----------         ----------        ----------
  Total Assets...........      2,592,558           2,256,095          1,862,417         2,856,401
                              ----------          ----------         ----------        ----------
LIABILITIES:
  Other Liabilities......       --                 --                   --               --
                              ----------          ----------         ----------        ----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $2,592,558          $2,256,095         $1,862,417        $2,856,401
                              ==========          ==========         ==========        ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        560,434             108,197          1,092,512           802,087
  Unit Values*...........     $ 4.625983          $20.851760         $ 1.704712        $ 3.561210

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                               FORTIS SERIES       FORTIS SERIES       FORTIS SERIES          FORTIS SERIES      FORTIS SERIES
                            FUND -- DIVERSIFIED    FUND -- GLOBAL    FUND -- AGGRESSIVE     FUND -- GROWTH &      FUND -- HIGH
                               INCOME SERIES       GROWTH SERIES       GROWTH SERIES          INCOME SERIES       YIELD SERIES
                           ---------------------  ----------------  --------------------  ---------------------  --------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
      Shares 114,405
      Cost $3,941,622
      Market Value.......        --                    --                 --                    --                    --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 209,080
    Cost $2,222,907
      Market Value.......        --                    --                 --                    --                    --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 165,853
    Cost $1,873,675
      Market Value.......        --                    --                 --                    --                    --
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 181,459
    Cost $3,492,919
      Market Value.......        --                    --                 --                    --                    --
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 158,912
    Cost $1,829,025
      Market Value.......       $1,689,675             --                 --                    --                    --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 96,732
    Cost $2,281,368
      Market Value.......        --                  $1,758,252           --                    --                    --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 174,340
    Cost $3,689,923
      Market Value.......        --                    --                $2,865,522             --                    --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 464,132
    Cost $9,024,509
      Market Value.......        --                    --                 --                   $7,555,695             --
    Fortis
     Series Fund -- High
     Yield Series
    Shares 203,089
    Cost $1,924,526
      Market Value.......        --                    --                 --                    --                 $1,385,515
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 111,645
    Cost $1,501,148
      Market Value.......        --                    --                 --                    --                    --
  Other Assets...........               64                   61                   3             --                    --
                                ----------           ----------          ----------            ----------          ----------
  Total Assets...........        1,689,739            1,758,313           2,865,525             7,555,695           1,385,515
                                ----------           ----------          ----------            ----------          ----------
LIABILITIES:
  Other Liabilities......        --                    --                 --                    --                    --
                                ----------           ----------          ----------            ----------          ----------
  Net Assets (variable
   annuity contract
   liabilities)..........       $1,689,739           $1,758,313          $2,865,525            $7,555,695          $1,385,515
                                ==========           ==========          ==========            ==========          ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........          758,011               86,498             132,902               343,449             117,416
  Unit Values*...........       $ 2.229174           $20.327694          $21.561181            $21.999499          $11.800043

                                FORTIS SERIES
                            FUND -- INTERNATIONAL
                               STOCK SERIES II
                           -----------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
      Shares 114,405
      Cost $3,941,622
      Market Value.......         --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 209,080
    Cost $2,222,907
      Market Value.......         --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 165,853
    Cost $1,873,675
      Market Value.......         --
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 181,459
    Cost $3,492,919
      Market Value.......         --
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 158,912
    Cost $1,829,025
      Market Value.......         --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 96,732
    Cost $2,281,368
      Market Value.......         --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 174,340
    Cost $3,689,923
      Market Value.......         --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 464,132
    Cost $9,024,509
      Market Value.......         --
    Fortis
     Series Fund -- High
     Yield Series
    Shares 203,089
    Cost $1,924,526
      Market Value.......         --
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 111,645
    Cost $1,501,148
      Market Value.......        $  977,260
  Other Assets...........         --
                                 ----------
  Total Assets...........           977,260
                                 ----------
LIABILITIES:
  Other Liabilities......                 6
                                 ----------
  Net Assets (variable
   annuity contract
   liabilities)..........        $  977,254
                                 ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........            86,217
  Unit Values*...........        $11.334809

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                FORTIS SERIES            FORTIS SERIES       FORTIS SERIES    FORTIS SERIES
                                   FUND --           FUND -- INTERNATIONAL      FUND --      FUND -- S&P 500
                           MULTISECTOR BOND SERIES       STOCK SERIES        VALUE SERIES     INDEX SERIES
                           -----------------------  -----------------------  -------------  -----------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
      Shares 77,421
      Cost $831,345
      Market Value.......        $  858,278                --                    --              --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 200,413
    Cost $2,900,852
      Market Value.......         --                      $2,089,603             --              --
    Fortis
     Series Fund -- Value
     Series
    Shares 193,284
    Cost $2,794,194
      Market Value.......         --                       --                 $2,866,874         --
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 586,353
    Cost $10,333,989
      Market Value.......         --                       --                    --            $9,983,708
    Fortis
     Series Fund -- Blue
     Chip Series
    Shares 317,364
    Cost $5,541,805
      Market Value.......         --                       --                    --              --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 94,081
    Cost $948,347
      Market Value.......         --                       --                    --              --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 281,067
    Cost $3,552,561
      Market Value.......         --                       --                    --              --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 198,256
    Cost $2,354,057
      Market Value.......         --                       --                    --              --
    Fortis
     Series Fund --
     Global Equity Series
    Shares 11,526
    Cost $106,811
      Market Value.......         --                       --                    --              --
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 11,563
    Cost $101,300
      Market Value.......         --                       --                    --              --
  Other Assets...........         --                       --                    --              --
                                 ----------               ----------          ----------       ----------
  Total Assets...........           858,278                2,089,603           2,866,874        9,983,708
                                 ----------               ----------          ----------       ----------
LIABILITIES:
  Other Liabilities......                81                       34             --              --
                                 ----------               ----------          ----------       ----------
  Net Assets (variable
   annuity contract
   liabilities)..........        $  858,197               $2,089,569          $2,866,874       $9,983,708
                                 ==========               ==========          ==========       ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........            66,233                  159,196             160,674          586,487
  Unit Values*...........        $12.957172               $13.125755          $17.842751       $17.022897

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           FORTIS SERIES     FORTIS SERIES       FORTIS SERIES        FORTIS SERIES        FORTIS SERIES
                            FUND -- BLUE    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP         FUND --
                            CHIP SERIES      STOCK SERIES        GROWTH SERIES        VALUE SERIES      GLOBAL EQUITY SERIES
                           --------------  -----------------  -------------------  -------------------  --------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
      Shares 77,421
      Cost $831,345
      Market Value.......       --              --                  --                   --                   --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 200,413
    Cost $2,900,852
      Market Value.......       --              --                  --                   --                   --
    Fortis
     Series Fund -- Value
     Series
    Shares 193,284
    Cost $2,794,194
      Market Value.......       --              --                  --                   --                   --
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 586,353
    Cost $10,333,989
      Market Value.......       --              --                  --                   --                   --
    Fortis
     Series Fund -- Blue
     Chip Series
    Shares 317,364
    Cost $5,541,805
      Market Value.......    $5,331,878         --                  --                   --                   --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 94,081
    Cost $948,347
      Market Value.......       --            $  926,854            --                   --                   --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 281,067
    Cost $3,552,561
      Market Value.......       --              --                $2,837,230             --                   --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 198,256
    Cost $2,354,057
      Market Value.......       --              --                  --                 $2,816,211             --
    Fortis
     Series Fund --
     Global Equity Series
    Shares 11,526
    Cost $106,811
      Market Value.......       --              --                  --                   --                  $  99,157
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 11,563
    Cost $101,300
      Market Value.......       --              --                  --                   --                   --
  Other Assets...........       --              --                        30                   37             --
                             ----------       ----------          ----------           ----------            ---------
  Total Assets...........     5,331,878          926,854           2,837,260            2,816,248               99,157
                             ----------       ----------          ----------           ----------            ---------
LIABILITIES:
  Other Liabilities......       --                    28            --                   --                   --
                             ----------       ----------          ----------           ----------            ---------
  Net Assets (variable
   annuity contract
   liabilities)..........    $5,331,878       $  926,826          $2,837,260           $2,816,248            $  99,157
                             ==========       ==========          ==========           ==========            =========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       304,228           86,738             282,918              176,627               12,005
  Unit Values*...........    $17.525944       $10.685410          $10.028555           $15.944607            $8.259720

                                FORTIS SERIES
                                   FUND --
                           INVESTORS GROWTH SERIES
                           -----------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
      Shares 77,421
      Cost $831,345
      Market Value.......         --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 200,413
    Cost $2,900,852
      Market Value.......         --
    Fortis
     Series Fund -- Value
     Series
    Shares 193,284
    Cost $2,794,194
      Market Value.......         --
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 586,353
    Cost $10,333,989
      Market Value.......         --
    Fortis
     Series Fund -- Blue
     Chip Series
    Shares 317,364
    Cost $5,541,805
      Market Value.......         --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 94,081
    Cost $948,347
      Market Value.......         --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 281,067
    Cost $3,552,561
      Market Value.......         --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 198,256
    Cost $2,354,057
      Market Value.......         --
    Fortis
     Series Fund --
     Global Equity Series
    Shares 11,526
    Cost $106,811
      Market Value.......         --
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 11,563
    Cost $101,300
      Market Value.......         $  81,337
  Other Assets...........         --
                                  ---------
  Total Assets...........            81,337
                                  ---------
LIABILITIES:
  Other Liabilities......         --
                                  ---------
  Net Assets (variable
   annuity contract
   liabilities)..........         $  81,337
                                  =========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........            12,311
  Unit Values*...........         $6.607118

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              FORTIS SERIES        FORTIS SERIES        FORTIS SERIES     ALLIANCE VARIABLE
                                 FUND --          FUND -- CAPITAL      FUND -- AMERICAN    PRODUCT -- MONEY
                           BLUE CHIP II SERIES  OPPORTUNITIES SERIES    LEADERS SERIES          MARKET
                           -------------------  --------------------  ------------------  ------------------
ASSETS:
  Investments:
    Fortis
     Series Fund -- Blue
     Chip II Series
      Shares 29,078
      Cost $261,928
      Market Value.......       $ 205,619             --                   --                   --
    Fortis
     Series Fund --
     Capital
     Opportunities Series
    Shares 41,809
    Cost $342,034
      Market Value.......        --                  $ 299,116             --                   --
    Fortis
     Series Fund --
     American Leaders
     Series
    Shares 28,726
    Cost $302,145
      Market Value.......        --                   --                  $ 297,329             --
    Alliance Variable
     Product -- Money
     Market
    Shares 3,205,479
    Cost $3,205,479
      Market Value.......        --                   --                   --                 $3,205,479
    Alliance Variable
     Product --
     International
    Shares 16,125
    Cost $189,829
      Market Value.......        --                   --                   --                   --
    Alliance Variable
     Product -- Premier
     Growth
    Shares 32,084
    Cost $866,147
      Market Value.......        --                   --                   --                   --
    American Century VP
     Balanced
    Shares 10,385
    Cost $74,664
      Market Value.......        --                   --                   --                   --
    American Century VP
     Capital Appreciation
    Shares 9,608
    Cost $107,826
      Market Value.......        --                   --                   --                   --
    SAFECO RST Equity
    Shares 23,347
    Cost $347,125
      Market Value.......        --                   --                   --                   --
    SAFECO RST Growth
    Shares 13,992
    Cost $475,187
      Market Value.......        --                   --                   --                   --
  Other Assets...........        --                          9                    6                   10
                                ---------            ---------            ---------           ----------
  Total Assets...........         205,619              299,125              297,335            3,205,489
                                ---------            ---------            ---------           ----------
LIABILITIES:
  Other Liabilities......        --                   --                   --                   --
                                ---------            ---------            ---------           ----------
  Net Assets (variable
   annuity contract
   liabilities)..........       $ 205,619            $ 299,125            $ 297,335           $3,205,489
                                =========            =========            =========           ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........          30,816               45,354               30,049              249,084
  Unit Values*...........       $6.672601            $6.595210            $9.894713           $12.869044

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                      AMERICAN
                           ALLIANCE VARIABLE   ALLIANCE VARIABLE       AMERICAN      CENTURY VP
                              PRODUCT --       PRODUCT -- PREMIER     CENTURY VP      CAPITAL     SAFECO RST  SAFECO RST
                             INTERNATIONAL           GROWTH            BALANCED     APPRECIATION    EQUITY      GROWTH
                           -----------------  --------------------  --------------  ------------  ----------  ----------
ASSETS:
  Investments:
    Fortis
     Series Fund -- Blue
     Chip II Series
      Shares 29,078
      Cost $261,928
      Market Value.......       --                  --                   --             --           --           --
    Fortis
     Series Fund --
     Capital
     Opportunities Series
    Shares 41,809
    Cost $342,034
      Market Value.......       --                  --                   --             --           --           --
    Fortis
     Series Fund --
     American Leaders
     Series
    Shares 28,726
    Cost $302,145
      Market Value.......       --                  --                   --             --           --           --
    Alliance Variable
     Product -- Money
     Market
    Shares 3,205,479
    Cost $3,205,479
      Market Value.......       --                  --                   --             --           --           --
    Alliance Variable
     Product --
     International
    Shares 16,125
    Cost $189,829
      Market Value.......     $  188,505            --                   --             --           --           --
    Alliance Variable
     Product -- Premier
     Growth
    Shares 32,084
    Cost $866,147
      Market Value.......       --                 $  807,239            --             --           --           --
    American Century VP
     Balanced
    Shares 10,385
    Cost $74,664
      Market Value.......       --                  --                $   68,435        --           --           --
    American Century VP
     Capital Appreciation
    Shares 9,608
    Cost $107,826
      Market Value.......       --                  --                   --          $   72,062      --           --
    SAFECO RST Equity
    Shares 23,347
    Cost $347,125
      Market Value.......       --                  --                   --             --        $345,610        --
    SAFECO RST Growth
    Shares 13,992
    Cost $475,187
      Market Value.......       --                  --                   --             --           --       $  511,055
  Other Assets...........       --                  --                   --                   9      --           --
                              ----------           ----------         ----------     ----------   ----------  ----------
  Total Assets...........        188,505              807,239             68,435         72,071    345,610       511,055
                              ----------           ----------         ----------     ----------   ----------  ----------
LIABILITIES:
  Other Liabilities......              8                    8                 11        --              79             8
                              ----------           ----------         ----------     ----------   ----------  ----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $  188,497           $  807,231         $   68,424     $   72,071   $345,531    $  511,047
                              ==========           ==========         ==========     ==========   ==========  ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........         18,028               38,648              4,617          6,451     26,245        28,780
  Unit Values*...........     $10.455866           $20.886728         $14.819239     $11.172198   $13.165723  $17.757031

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                               FEDERATED          FEDERATED         FEDERATED         FEDERATED
                            INSURANCE SERIES   INSURANCE SERIES  INSURANCE SERIES  INSURANCE SERIES
                               U.S. GOV'T        HIGH INCOME         UTILITY       AMERICAN LEADERS
                           SECURITIES FUND II      FUND II           FUND II           FUND II
                           ------------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Federated Insurance
     Series U.S. Gov't
     Securities Fund II
      Shares 41,431
      Cost $468,112
      Market Value.......      $  473,553           --                --                --
    Federated Insurance
     Series High Income
     Fund II
    Shares 10,381
    Cost $84,628
      Market Value.......        --               $   80,141          --                --
    Federated Insurance
     Series Utility Fund
     II
    Shares 3,371
    Cost $43,761
      Market Value.......        --                 --              $   34,958          --
    Federated Insurance
     Series American
     Leaders Fund II
    Shares 8,213
    Cost $154,677
      Market Value.......        --                 --                --              $  158,095
    MFS -- VIT Emerging
     Growth Series
    Shares 11,496
    Cost $333,761
      Market Value.......        --                 --                --                --
    MFS -- VIT High
     Income Series
    Shares 14,961
    Cost $162,816
      Market Value.......        --                 --                --                --
    MFS -- VIT World
     Government Series
    Shares 4,880
    Cost $48,462
      Market Value.......        --                 --                --                --
    Montgomery Variable
     Emerging Markets
     Fund
    Shares 11,950
    Cost $81,440
      Market Value.......        --                 --                --                --
    Montgomery Variable
     Growth Fund
    Shares 13,693
    Cost $165,199
      Market Value.......        --                 --                --                --
    Pilgrim Natural
     Resources Trust Fund
    Shares 8,379
    Cost $117,093
      Market Value.......        --                 --                --                --
  Other Assets...........        --                 --                --                --
                               ----------         ----------        ----------        ----------
  Total Assets...........         473,553             80,141            34,958           158,095
                               ----------         ----------        ----------        ----------
LIABILITIES:
  Other Liabilities......              59                 66                49                40
                               ----------         ----------        ----------        ----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $  473,494         $   80,075        $   34,909        $  158,055
                               ==========         ==========        ==========        ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........          35,429              6,767             2,881             8,706
  Unit Values*...........      $13.364468         $11.833851        $12.116197        $18.155123

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                           MONTGOMERY
                            MFS -- VIT    MFS -- VIT      MFS -- VIT        VARIABLE    MONTGOMERY        PILGRIM
                             EMERGING     HIGH INCOME        WORLD          EMERGING     VARIABLE    NATURAL RESOURCES
                           GROWTH SERIES    SERIES     GOVERNMENT SERIES  MARKETS FUND  GROWTH FUND     TRUST FUND
                           -------------  -----------  -----------------  ------------  -----------  -----------------
ASSETS:
  Investments:
    Federated Insurance
     Series U.S. Gov't
     Securities Fund II
      Shares 41,431
      Cost $468,112
      Market Value.......      --             --            --                --            --            --
    Federated Insurance
     Series High Income
     Fund II
    Shares 10,381
    Cost $84,628
      Market Value.......      --             --            --                --            --            --
    Federated Insurance
     Series Utility Fund
     II
    Shares 3,371
    Cost $43,761
      Market Value.......      --             --            --                --            --            --
    Federated Insurance
     Series American
     Leaders Fund II
    Shares 8,213
    Cost $154,677
      Market Value.......      --             --            --                --            --            --
    MFS -- VIT Emerging
     Growth Series
    Shares 11,496
    Cost $333,761
      Market Value.......   $  206,694        --            --                --            --            --
    MFS -- VIT High
     Income Series
    Shares 14,961
    Cost $162,816
      Market Value.......      --         $  137,940        --                --            --            --
    MFS -- VIT World
     Government Series
    Shares 4,880
    Cost $48,462
      Market Value.......      --             --          $   49,237          --            --            --
    Montgomery Variable
     Emerging Markets
     Fund
    Shares 11,950
    Cost $81,440
      Market Value.......      --             --            --             $  86,277        --            --
    Montgomery Variable
     Growth Fund
    Shares 13,693
    Cost $165,199
      Market Value.......      --             --            --                --        $  146,511        --
    Pilgrim Natural
     Resources Trust Fund
    Shares 8,379
    Cost $117,093
      Market Value.......      --             --            --                --            --          $  103,895
  Other Assets...........           24            33        --                --            --            --
                            ----------    ----------      ----------       ---------    ----------      ----------
  Total Assets...........      206,718       137,973          49,237          86,277       146,511         103,895
                            ----------    ----------      ----------       ---------    ----------      ----------
LIABILITIES:
  Other Liabilities......      --             --            --                    19        --                  19
                            ----------    ----------      ----------       ---------    ----------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $  206,718    $  137,973      $   49,237       $  86,258    $  146,511      $  103,876
                            ==========    ==========      ==========       =========    ==========      ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       12,048        11,243           4,233          12,189        10,230           9,015
  Unit Values*...........   $17.158125    $12.272332      $11.632921       $7.076607    $14.321956      $11.522323

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                             PILGRIM                      STRONG
                             EMERGING       STRONG     INTERNATIONAL     VAN ECK
                           MARKETS FUND  DISCOVERY II    STOCK II     WORLDWIDE BOND
                           ------------  ------------  -------------  --------------
ASSETS:
  Investments:
    Pilgrim Emerging
     Markets Fund
      Shares 5,744
      Cost $28,294
      Market Value.......   $  28,320        --            --              --
    Strong Discovery II
    Shares 8,733
    Cost $100,133
      Market Value.......      --         $   90,123       --              --
    Strong International
     Stock II
    Shares 9,803
    Cost $113,547
      Market Value.......      --            --          $  72,937         --
    Van Eck Worldwide
     Bond
    Shares 496
    Cost $5,228
      Market Value.......      --            --            --           $    4,677
    Van Eck Hard Assets
    Shares 2,097
    Cost $22,159
      Market Value.......      --            --            --              --
    Neuberger & Berman
     AMT Limited Maturtiy
     Bond
    Shares 7,383
    Cost $97,933
      Market Value.......      --            --            --              --
    Neuberger & Berman
     AMT Partners
    Shares 5,576
    Cost $89,828
      Market Value.......      --            --            --              --
    INVESCO Health &
     Sciences Portfolio
    Shares 13,534
    Cost $244,724
      Market Value.......      --            --            --              --
    INVESCO Industrial
     Income Portfolio
    Shares 6,367
    Cost $130,898
      Market Value.......      --            --            --              --
    INVESCO Technology
     Portfolio
    Shares 45,904
    Cost $1,263,056
      Market Value.......      --            --            --              --
  Other Assets...........      --                  4       --                    9
                            ---------     ----------     ---------      ----------
  Total Assets...........      28,320         90,127        72,937           4,686
                            ---------     ----------     ---------      ----------
LIABILITIES:
  Other Liabilities......          88        --            --              --
                            ---------     ----------     ---------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $  28,232     $   90,127     $  72,937      $    4,686
                            =========     ==========     =========      ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       3,971          6,697         9,776             453
  Unit Values*...........   $7.108720     $13.458622     $7.460973      $10.354186

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                          NEUBERGER &
                                           BERMAN AMT     NEUBERGER &
                             VAN ECK    LIMITED MATURTIY   BERMAN AMT    INVESCO HEALTH &    INVESCO INDUSTRIAL
                           HARD ASSETS        BOND          PARTNERS    SCIENCES PORTFOLIO    INCOME PORTFOLIO
                           -----------  ----------------  ------------  -------------------  ------------------
ASSETS:
  Investments:
    Pilgrim Emerging
     Markets Fund
      Shares 5,744
      Cost $28,294
      Market Value.......      --            --               --              --                   --
    Strong Discovery II
    Shares 8,733
    Cost $100,133
      Market Value.......      --            --               --              --                   --
    Strong International
     Stock II
    Shares 9,803
    Cost $113,547
      Market Value.......      --            --               --              --                   --
    Van Eck Worldwide
     Bond
    Shares 496
    Cost $5,228
      Market Value.......      --            --               --              --                   --
    Van Eck Hard Assets
    Shares 2,097
    Cost $22,159
      Market Value.......   $  22,413        --               --              --                   --
    Neuberger & Berman
     AMT Limited Maturtiy
     Bond
    Shares 7,383
    Cost $97,933
      Market Value.......      --          $   99,448         --              --                   --
    Neuberger & Berman
     AMT Partners
    Shares 5,576
    Cost $89,828
      Market Value.......      --            --            $   84,197         --                   --
    INVESCO Health &
     Sciences Portfolio
    Shares 13,534
    Cost $244,724
      Market Value.......      --            --               --            $  246,322             --
    INVESCO Industrial
     Income Portfolio
    Shares 6,367
    Cost $130,898
      Market Value.......      --            --               --              --                 $  118,290
    INVESCO Technology
     Portfolio
    Shares 45,904
    Cost $1,263,056
      Market Value.......      --            --               --              --                   --
  Other Assets...........           6              10         --              --                   --
                            ---------      ----------      ----------       ----------           ----------
  Total Assets...........      22,419          99,458          84,197          246,322              118,290
                            ---------      ----------      ----------       ----------           ----------
LIABILITIES:
  Other Liabilities......      --            --                    73               80                   80
                            ---------      ----------      ----------       ----------           ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $  22,419      $   99,458      $   84,124       $  246,242           $  118,210
                            =========      ==========      ==========       ==========           ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       2,797           7,837           6,268           13,369                7,943
  Unit Values*...........   $8.016455      $12.690569      $13.421767       $18.419133           $14.823950


                                 INVESCO
                           TECHNOLOGY PORTFOLIO
                           --------------------
ASSETS:
  Investments:
    Pilgrim Emerging
     Markets Fund
      Shares 5,744
      Cost $28,294
      Market Value.......        --
    Strong Discovery II
    Shares 8,733
    Cost $100,133
      Market Value.......        --
    Strong International
     Stock II
    Shares 9,803
    Cost $113,547
      Market Value.......        --
    Van Eck Worldwide
     Bond
    Shares 496
    Cost $5,228
      Market Value.......        --
    Van Eck Hard Assets
    Shares 2,097
    Cost $22,159
      Market Value.......        --
    Neuberger & Berman
     AMT Limited Maturtiy
     Bond
    Shares 7,383
    Cost $97,933
      Market Value.......        --
    Neuberger & Berman
     AMT Partners
    Shares 5,576
    Cost $89,828
      Market Value.......        --
    INVESCO Health &
     Sciences Portfolio
    Shares 13,534
    Cost $244,724
      Market Value.......        --
    INVESCO Industrial
     Income Portfolio
    Shares 6,367
    Cost $130,898
      Market Value.......        --
    INVESCO Technology
     Portfolio
    Shares 45,904
    Cost $1,263,056
      Market Value.......       $  705,541
  Other Assets...........        --
                                ----------
  Total Assets...........          705,541
                                ----------
LIABILITIES:
  Other Liabilities......        --
                                ----------
  Net Assets (variable
   annuity contract
   liabilities)..........       $  705,541
                                ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........           46,483
  Unit Values*...........       $15.178321

  * Unit value amounts represent an average of individual unit values, which differ within each subaccount

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $   751,647           $115,723           $ 67,722
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (38,124)           (28,532)           (20,386)
                             -----------           --------           --------
    Net investment income
     (loss)..............        713,523             87,191             47,336
                             -----------           --------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (171,185)             6,918              5,128
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,421,417)            29,041            (16,787)
                             -----------           --------           --------
    Net gain (loss) on
     investments.........     (1,592,602)            35,959            (11,659)
                             -----------           --------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  (879,079)          $123,150           $ 35,677
                             ===========           ========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             FORTIS SERIES        FORTIS SERIES       FORTIS SERIES       FORTIS SERIES          FORTIS SERIES
                             FUND -- ASSET     FUND -- DIVERSIFIED    FUND -- GLOBAL    FUND -- AGGRESSIVE     FUND -- GROWTH &
                           ALLOCATION SERIES      INCOME SERIES       GROWTH SERIES       GROWTH SERIES          INCOME SERIES
                           -----------------  ---------------------  ----------------  --------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............      $ 376,909            $134,515            $ 116,923          $   388,617            $   758,535
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (42,039)            (22,563)             (26,492)             (40,169)              (112,796)
                               ---------            --------            ---------          -----------            -----------
    Net investment income
     (loss)..............        334,870             111,952               90,431              348,448                645,739
                               ---------            --------            ---------          -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (93,590)            (20,067)             (81,447)            (195,901)              (224,867)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (531,082)            (12,853)            (631,631)            (967,667)            (1,469,029)
                               ---------            --------            ---------          -----------            -----------
    Net gain (loss) on
     investments.........       (624,672)            (32,920)            (713,078)          (1,163,568)            (1,693,896)
                               ---------            --------            ---------          -----------            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(289,802)           $ 79,032            $(622,647)         $  (815,120)           $(1,048,157)
                               =========            ========            =========          ===========            ===========

                           FORTIS SERIES        FORTIS SERIES
                            FUND -- HIGH    FUND -- INTERNATIONAL
                            YIELD SERIES       STOCK SERIES II
                           --------------  -----------------------
INVESTMENT INCOME:
  Dividends..............    $ 165,971            $--
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (19,435)             (15,865)
                             ---------            ---------
    Net investment income
     (loss)..............      146,536              (15,865)
                             ---------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (83,359)            (144,242)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (63,609)            (171,987)
                             ---------            ---------
    Net gain (loss) on
     investments.........     (146,968)            (316,229)
                             ---------            ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $    (432)           $(332,094)
                             =========            =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               FORTIS SERIES           FORTIS SERIES        FORTIS SERIES
                            FUND -- MULTISECTOR    FUND -- INTERNATIONAL    FUND -- VALUE
                                BOND SERIES            STOCK SERIES            SERIES
                           ---------------------  -----------------------  ---------------
INVESTMENT INCOME:
  Dividends..............        $--                     $ 207,732            $ 386,558
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (10,526)                 (32,517)             (40,631)
                                 --------                ---------            ---------
    Net investment income
     (loss)..............         (10,526)                 175,215              345,927
                                 --------                ---------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           4,037                  (93,336)              51,934
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          34,134                 (803,906)            (529,113)
                                 --------                ---------            ---------
    Net gain (loss) on
     investments.........          38,171                 (897,242)            (477,179)
                                 --------                ---------            ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ 27,645                $(722,027)           $(131,252)
                                 ========                =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             FORTIS SERIES    FORTIS SERIES     FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES      CHIP SERIES      STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  --------------  -----------------  -------------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $   381,381      $   --             $  2,462            $--                  $--
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (137,652)         (77,810)        (11,053)             (40,467)            (24,487)
                              -----------      -----------        --------            ---------            --------
    Net investment income
     (loss)..............         243,729          (77,810)         (8,591)             (40,467)            (24,487)
                              -----------      -----------        --------            ---------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (99,671)         (16,659)         (3,613)             (98,028)             13,122
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,759,096)        (972,253)        (22,309)            (420,689)            318,528
                              -----------      -----------        --------            ---------            --------
    Net gain (loss) on
     investments.........      (1,858,767)        (988,912)        (25,922)            (518,717)            331,650
                              -----------      -----------        --------            ---------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(1,615,038)     $(1,066,722)       $(34,513)           $(559,184)           $307,163
                              ===========      ===========        ========            =========            ========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............      $   595            $--
EXPENSES:
  Mortality, expense and
   administrative
   charges...............       (1,101)               (958)
                               -------            --------
    Net investment income
     (loss)..............         (506)               (958)
                               -------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (265)             (3,079)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (6,834)            (15,715)
                               -------            --------
    Net gain (loss) on
     investments.........       (7,099)            (18,794)
                               -------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(7,605)           $(19,752)
                               =======            ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES      FORTIS SERIES        FORTIS SERIES
                            FUND -- BLUE     FUND -- CAPITAL      FUND -- AMERICAN
                           CHIP II SERIES  OPPORTUNITIES SERIES    LEADERS SERIES
                           --------------  --------------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $--                $--                  $ 1,537
EXPENSES:
  Mortality, expense and
   administrative
   charges...............       (2,404)            (2,921)             (2,366)
                              --------           --------             -------
    Net investment income
     (loss)..............       (2,404)            (2,921)               (829)
                              --------           --------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (3,226)           (25,116)               (725)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (41,199)           (40,027)             (5,765)
                              --------           --------             -------
    Net gain (loss) on
     investments.........      (44,425)           (65,143)             (6,490)
                              --------           --------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(46,829)          $(68,064)            $(7,319)
                              ========           ========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           ALLIANCE VARIABLE   ALLIANCE VARIABLE   ALLIANCE VARIABLE     AMERICAN         AMERICAN
                            PRODUCT -- MONEY      PRODUCT --       PRODUCT -- PREMIER   CENTURY VP       CENTURY VP
                                 MARKET          INTERNATIONAL           GROWTH          BALANCED   CAPITAL APPRECIATION
                           ------------------  -----------------  --------------------  ----------  --------------------
INVESTMENT INCOME:
  Dividends..............       $119,808           $ 20,179            $  51,192         $  6,897         $ 44,293
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (14,821)              (970)              (3,816)            (508)            (471)
                                --------           --------            ---------         --------         --------
    Net investment income
     (loss)..............        104,987             19,209               47,376            6,389           43,822
                                --------           --------            ---------         --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  (87,793)            (241,267)          (8,150)         (61,889)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                    3,808               30,727           (2,098)         (18,252)
                                --------           --------            ---------         --------         --------
    Net gain (loss) on
     investments.........       --                  (83,985)            (210,540)         (10,248)         (80,141)
                                --------           --------            ---------         --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $104,987           $(64,776)           $(163,164)        $ (3,859)        $(36,319)
                                ========           ========            =========         ========         ========


                           SAFECO RST  SAFECO RST
                             EQUITY      GROWTH
                           ----------  ----------
INVESTMENT INCOME:
  Dividends..............   $  2,561    $ 5,914
EXPENSES:
  Mortality, expense and
   administrative
   charges...............     (1,748)    (1,081)
                            --------    -------
    Net investment income
     (loss)..............        813      4,833
                            --------    -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (61,681)    (8,370)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     19,953     78,246
                            --------    -------
    Net gain (loss) on
     investments.........    (41,728)    69,876
                            --------    -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(40,915)   $74,709
                            ========    =======

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               FEDERATED          FEDERATED         FEDERATED
                            INSURANCE SERIES   INSURANCE SERIES  INSURANCE SERIES
                               U.S. GOV'T        HIGH INCOME         UTILITY
                           SECURITIES FUND II      FUND II           FUND II
                           ------------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $13,377            $ 11,045          $  3,026
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (2,220)               (530)             (290)
                                -------            --------          --------
    Net investment income
     (loss)..............        11,157              10,515             2,736
                                -------            --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         9,864             (15,991)          (14,121)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (2,903)              8,339             2,074
                                -------            --------          --------
    Net gain (loss) on
     investments.........         6,961              (7,652)          (12,047)
                                -------            --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $18,118            $  2,863          $ (9,311)
                                =======            ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                              FEDERATED
                           INSURANCE SERIES    MFS -- VIT     MFS -- VIT      MFS -- VIT        MONTGOMERY        MONTGOMERY
                           AMERICAN LEADERS  EMERGING GROWTH  HIGH INCOME  WORLD GOVERNMENT  VARIABLE EMERGING  VARIABLE GROWTH
                               FUND II           SERIES         SERIES          SERIES         MARKETS FUND          FUND
                           ----------------  ---------------  -----------  ----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $   820          $  16,493      $ 15,899         $2,895            $--              $ 19,078
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (391)            (1,110)         (793)          (290)              (272)             (704)
                               -------          ---------      --------         ------            -------          --------
    Net investment income
     (loss)..............          429             15,383        15,106          2,605               (272)           18,374
                               -------          ---------      --------         ------            -------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,375)           (51,215)      (18,775)           809             (7,928)          (63,490)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          755            (81,905)        5,605           (726)             7,990             5,344
                               -------          ---------      --------         ------            -------          --------
    Net gain (loss) on
     investments.........         (620)          (133,120)      (13,170)            83                 62           (58,146)
                               -------          ---------      --------         ------            -------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  (191)         $(117,737)     $  1,936         $2,688            $  (210)         $(39,772)
                               =======          =========      ========         ======            =======          ========


                           PILGRIM NATURAL
                           RESOURCES TRUST
                                FUND
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $--
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (304)
                              --------
    Net investment income
     (loss)..............         (304)
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (8,397)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (14,860)
                              --------
    Net gain (loss) on
     investments.........      (23,257)
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(23,561)
                              ========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             PILGRIM                      STRONG
                             EMERGING       STRONG     INTERNATIONAL
                           MARKETS FUND  DISCOVERY II    STOCK II
                           ------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 1,485       $ 28,950      $  3,023
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (79)          (589)         (369)
                             -------       --------      --------
    Net investment income
     (loss)..............      1,406         28,361         2,654
                             -------       --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (5,252)       (21,202)       (6,850)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,696         (5,916)      (17,050)
                             -------       --------      --------
    Net gain (loss) on
     investments.........       (556)       (27,118)      (23,900)
                             -------       --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   850       $  1,243      $(21,246)
                             =======       ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                          NEUBERGER &                    INVESCO
                                                           BERMAN AMT     NEUBERGER &   HEALTH &        INVESCO        INVESCO
                              VAN ECK        VAN ECK    LIMITED MATURTIY   BERMAN AMT   SCIENCES   INDUSTRIAL INCOME  TECHNOLOGY
                           WORLDWIDE BOND  HARD ASSETS        BOND          PARTNERS    PORTFOLIO      PORTFOLIO      PORTFOLIO
                           --------------  -----------  ----------------  ------------  ---------  -----------------  ----------
INVESTMENT INCOME:
  Dividends..............     $ 1,025        $   283        $ 2,858         $  6,813    $     42       $    469       $  --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (77)          (106)          (648)            (605)     (1,213)          (456)         (3,900)
                              -------        -------        -------         --------    --------       --------       ---------
    Net investment income
     (loss)..............         948            177          2,210            6,208      (1,171)            13          (3,900)
                              -------        -------        -------         --------    --------       --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,705)          (691)         7,019           (9,090)    (26,013)        (1,082)       (564,584)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (107)          (995)         2,763           (4,304)    (42,486)       (10,201)        (82,040)
                              -------        -------        -------         --------    --------       --------       ---------
    Net gain (loss) on
     investments.........      (1,812)        (1,686)         9,782          (13,394)    (68,499)       (11,283)       (646,624)
                              -------        -------        -------         --------    --------       --------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  (864)       $(1,509)       $11,992         $ (7,186)   $(69,670)      $(11,270)      $(650,524)
                              =======        =======        =======         ========    ========       ========       =========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   713,523          $   87,191         $    47,336
  Net realized gain
   (loss) on security
   transactions..........       (171,185)              6,918               5,128
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,421,417)             29,041             (16,787)
                             -----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (879,079)            123,150              35,677
                             -----------          ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............        283,907             694,303           1,880,687
  Surrenders for benefit
   payments and fees.....       (477,054)           (361,127)         (1,210,914)
                             -----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (193,147)            333,176             669,773
                             -----------          ----------         -----------
  Net increase (decrease)
   in net assets.........     (1,072,226)            456,326             705,450
NET ASSETS:
  Beginning of period....      3,664,784           1,799,769           1,156,967
                             -----------          ----------         -----------
  End of period..........    $ 2,592,558          $2,256,095         $ 1,862,417
                             ===========          ==========         ===========

FIRST FORTIS LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $  529,171          $   84,065         $    25,834
  Net realized gain
   (loss) on security
   transactions..........         47,689              (8,451)             17,228
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (560,898)             82,287               1,214
                              ----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         15,962             157,901              44,276
                              ----------          ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............        774,486             594,556           1,204,870
  Surrenders for benefit
   payments and fees.....       (232,862)           (233,315)         (1,357,707)
                              ----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        541,624             361,242            (152,836)
                              ----------          ----------         -----------
  Net increase (decrease)
   in net assets.........        557,586             519,143            (108,560)
NET ASSETS:
  Beginning of period....      3,107,198           1,280,626           1,265,527
                              ----------          ----------         -----------
  End of period..........     $3,664,784          $1,799,769         $ 1,156,967
                              ==========          ==========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                             FORTIS SERIES        FORTIS SERIES       FORTIS SERIES       FORTIS SERIES          FORTIS SERIES
                             FUND -- ASSET     FUND -- DIVERSIFIED    FUND -- GLOBAL    FUND -- AGGRESSIVE     FUND -- GROWTH &
                           ALLOCATION SERIES      INCOME SERIES       GROWTH SERIES       GROWTH SERIES          INCOME SERIES
                           -----------------  ---------------------  ----------------  --------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................     $  334,870           $  111,952           $   90,431          $  348,448            $  645,739
  Net realized gain
   (loss) on security
   transactions..........        (93,590)             (20,067)             (81,447)           (195,901)             (224,867)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (531,082)             (12,853)            (631,631)           (967,667)           (1,469,029)
                              ----------           ----------           ----------          ----------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (289,802)              79,032             (622,647)           (815,120)           (1,048,157)
                              ----------           ----------           ----------          ----------            ----------
UNIT TRANSACTIONS:
  Purchases..............        157,374              442,433              207,120             509,430               403,449
  Surrenders for benefit
   payments and fees.....       (590,406)            (280,182)            (260,054)           (546,346)           (1,427,047)
                              ----------           ----------           ----------          ----------            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (433,032)             162,251              (52,934)            (36,916)           (1,023,598)
                              ----------           ----------           ----------          ----------            ----------
  Net increase (decrease)
   in net assets.........       (722,834)             241,283             (675,581)           (852,036)           (2,071,755)
NET ASSETS:
  Beginning of period....      3,579,235            1,448,456            2,433,894           3,717,561             9,627,450
                              ----------           ----------           ----------          ----------            ----------
  End of period..........     $2,856,401           $1,689,739           $1,758,313          $2,865,525            $7,555,695
                              ==========           ==========           ==========          ==========            ==========

                           FORTIS SERIES        FORTIS SERIES
                            FUND -- HIGH    FUND -- INTERNATIONAL
                            YIELD SERIES       STOCK SERIES II
                           --------------  -----------------------
OPERATIONS:
  Net investment income
   (loss)................    $  146,536          $  (15,865)
  Net realized gain
   (loss) on security
   transactions..........       (83,359)           (144,242)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (63,609)           (171,987)
                             ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (432)           (332,094)
                             ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       194,578              87,803
  Surrenders for benefit
   payments and fees.....      (245,806)           (316,947)
                             ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (51,228)           (229,144)
                             ----------          ----------
  Net increase (decrease)
   in net assets.........       (51,660)           (561,238)
NET ASSETS:
  Beginning of period....     1,437,175           1,538,492
                             ----------          ----------
  End of period..........    $1,385,515          $  977,254
                             ==========          ==========

                             FORTIS SERIES        FORTIS SERIES       FORTIS SERIES       FORTIS SERIES          FORTIS SERIES
                             FUND -- ASSET     FUND -- DIVERSIFIED    FUND -- GLOBAL    FUND -- AGGRESSIVE     FUND -- GROWTH &
                           ALLOCATION SERIES      INCOME SERIES       GROWTH SERIES       GROWTH SERIES          INCOME SERIES
                           -----------------  ---------------------  ----------------  --------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................     $  533,452           $   95,676           $  279,968         $   828,715            $ 1,241,957
  Net realized gain
   (loss) on security
   transactions..........         21,379              (27,262)              57,358             137,168                 82,038
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (600,280)              16,524             (892,404)         (1,786,223)              (979,906)
                              ----------           ----------           ----------         -----------            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (45,449)              84,938             (555,077)           (820,339)               344,089
                              ----------           ----------           ----------         -----------            -----------
UNIT TRANSACTIONS:
  Purchases..............        334,230              157,545              595,417           1,289,104                673,417
  Surrenders for benefit
   payments and fees.....       (240,032)            (305,167)            (170,582)           (328,849)            (1,009,251)
                              ----------           ----------           ----------         -----------            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         94,198             (147,623)             424,835             960,255               (335,834)
                              ----------           ----------           ----------         -----------            -----------
  Net increase (decrease)
   in net assets.........         48,749              (62,685)            (130,242)            139,916                  8,256
NET ASSETS:
  Beginning of period....      3,530,486            1,511,141            2,564,136           3,577,645              9,619,194
                              ----------           ----------           ----------         -----------            -----------
  End of period..........     $3,579,235           $1,448,456           $2,433,894         $ 3,717,561            $ 9,627,450
                              ==========           ==========           ==========         ===========            ===========

                           FORTIS SERIES        FORTIS SERIES
                            FUND -- HIGH    FUND -- INTERNATIONAL
                            YIELD SERIES       STOCK SERIES II
                           --------------  -----------------------
OPERATIONS:
  Net investment income
   (loss)................    $  148,473          $  106,525
  Net realized gain
   (loss) on security
   transactions..........       (84,515)            (28,475)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (185,486)           (238,599)
                             ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (121,528)           (160,549)
                             ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       175,457             242,201
  Surrenders for benefit
   payments and fees.....      (450,294)           (298,045)
                             ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (274,837)            (55,844)
                             ----------          ----------
  Net increase (decrease)
   in net assets.........      (396,365)           (216,394)
NET ASSETS:
  Beginning of period....     1,833,540           1,754,886
                             ----------          ----------
  End of period..........    $1,437,175          $1,538,492
                             ==========          ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               FORTIS SERIES           FORTIS SERIES        FORTIS SERIES
                            FUND -- MULTISECTOR    FUND -- INTERNATIONAL    FUND -- VALUE
                                BOND SERIES            STOCK SERIES            SERIES
                           ---------------------  -----------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................        $ (10,526)             $  175,215           $  345,927
  Net realized gain
   (loss) on security
   transactions..........            4,037                 (93,336)              51,934
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           34,134                (803,906)            (529,113)
                                 ---------              ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           27,645                (722,027)            (131,252)
                                 ---------              ----------           ----------
UNIT TRANSACTIONS:
  Purchases..............          398,940                 345,699              307,542
  Surrenders for benefit
   payments and fees.....         (132,766)               (488,915)            (510,381)
                                 ---------              ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          266,174                (143,216)            (202,839)
                                 ---------              ----------           ----------
  Net increase (decrease)
   in net assets.........          293,819                (865,243)            (334,091)
NET ASSETS:
  Beginning of period....          564,378               2,954,812            3,200,965
                                 ---------              ----------           ----------
  End of period..........        $ 858,197              $2,089,569           $2,866,874
                                 =========              ==========           ==========

FIRST FORTIS LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                               FORTIS SERIES           FORTIS SERIES        FORTIS SERIES
                            FUND -- MULTISECTOR    FUND -- INTERNATIONAL    FUND -- VALUE
                                BOND SERIES            STOCK SERIES            SERIES
                           ---------------------  -----------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................        $  3,299               $  167,684           $  156,985
  Net realized gain
   (loss) on security
   transactions..........          (4,890)                  11,047               53,770
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          18,567                 (504,979)             266,852
                                 --------               ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          16,976                 (326,247)             477,607
                                 --------               ----------           ----------
UNIT TRANSACTIONS:
  Purchases..............         293,356                  700,004              210,232
  Surrenders for benefit
   payments and fees.....         (80,670)                (237,622)            (334,208)
                                 --------               ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         212,686                  462,382             (123,976)
                                 --------               ----------           ----------
  Net increase (decrease)
   in net assets.........         229,662                  136,134              353,631
NET ASSETS:
  Beginning of period....         334,716                2,818,678            2,847,334
                                 --------               ----------           ----------
  End of period..........        $564,378               $2,954,812           $3,200,965
                                 ========               ==========           ==========

  *  For the period from inception, May 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             FORTIS SERIES    FORTIS SERIES     FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES      CHIP SERIES      STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  --------------  -----------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $   243,729      $   (77,810)       $ (8,591)          $  (40,467)          $  (24,487)
  Net realized gain
   (loss) on security
   transactions..........         (99,671)         (16,659)         (3,613)             (98,028)              13,122
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,759,096)        (972,253)        (22,309)            (420,689)             318,528
                              -----------      -----------        --------           ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,615,038)      (1,066,722)        (34,513)            (559,184)             307,163
                              -----------      -----------        --------           ----------           ----------
UNIT TRANSACTIONS:
  Purchases..............       4,968,307          248,808         300,558              375,414            1,689,427
  Surrenders for benefit
   payments and fees.....      (5,538,743)        (783,556)        (71,417)            (314,794)            (233,451)
                              -----------      -----------        --------           ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (570,436)        (534,748)        229,141               60,620            1,455,976
                              -----------      -----------        --------           ----------           ----------
  Net increase (decrease)
   in net assets.........      (2,185,474)      (1,601,470)        194,628             (498,564)           1,763,139
NET ASSETS:
  Beginning of period....      12,169,182        6,933,348         732,198            3,335,824            1,053,109
                              -----------      -----------        --------           ----------           ----------
  End of period..........     $ 9,983,708      $ 5,331,878        $926,826           $2,837,260           $2,816,248
                              ===========      ===========        ========           ==========           ==========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................      $  (506)           $   (958)
  Net realized gain
   (loss) on security
   transactions..........         (265)             (3,079)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (6,834)            (15,715)
                               -------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,605)            (19,752)
                               -------            --------
UNIT TRANSACTIONS:
  Purchases..............       65,401              60,100
  Surrenders for benefit
   payments and fees.....       (1,159)             (7,808)
                               -------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       64,242              52,292
                               -------            --------
  Net increase (decrease)
   in net assets.........       56,637              32,540
NET ASSETS:
  Beginning of period....       42,520              48,797
                               -------            --------
  End of period..........      $99,157            $ 81,337
                               =======            ========

                             FORTIS SERIES    FORTIS SERIES     FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES      CHIP SERIES      STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  --------------  -----------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $    70,467       $  513,736        $ 76,223           $  100,911           $   87,142
  Net realized gain
   (loss) on security
   transactions..........         109,358          149,797           6,296               34,371               11,215
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,688,612)        (938,661)        (49,274)            (911,111)             114,264
                              -----------       ----------        --------           ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,508,787)        (275,127)         33,245             (775,829)             212,621
                              -----------       ----------        --------           ----------           ----------
UNIT TRANSACTIONS:
  Purchases..............       3,809,812          622,457         385,582              787,398              278,116
  Surrenders for benefit
   payments and fees.....      (3,393,035)        (525,511)        (64,316)            (331,662)            (111,583)
                              -----------       ----------        --------           ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         416,777           96,946         321,265              455,736              166,532
                              -----------       ----------        --------           ----------           ----------
  Net increase (decrease)
   in net assets.........      (1,092,010)        (178,182)        354,510             (320,093)             379,153
NET ASSETS:
  Beginning of period....      13,261,192        7,111,530         377,688            3,655,917              673,956
                              -----------       ----------        --------           ----------           ----------
  End of period..........     $12,169,182       $6,933,348        $732,198           $3,335,824           $1,053,109
                              ===========       ==========        ========           ==========           ==========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES*     GROWTH SERIES*
                           ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................      $   (27)            $  (145)
  Net realized gain
   (loss) on security
   transactions..........           (1)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (819)             (4,248)
                               -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (847)             (4,393)
                               -------             -------
UNIT TRANSACTIONS:
  Purchases..............       43,288              53,020
  Surrenders for benefit
   payments and fees.....           79                 170
                               -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       43,367              53,190
                               -------             -------
  Net increase (decrease)
   in net assets.........       42,520              48,797
NET ASSETS:
  Beginning of period....      --                 --
                               -------             -------
  End of period..........      $42,520             $48,797
                               =======             =======

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES      FORTIS SERIES        FORTIS SERIES
                            FUND -- BLUE     FUND -- CAPITAL      FUND -- AMERICAN
                           CHIP II SERIES  OPPORTUNITIES SERIES    LEADERS SERIES
                           --------------  --------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ (2,404)          $ (2,921)            $   (829)
  Net realized gain
   (loss) on security
   transactions..........       (3,226)           (25,116)                (725)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (41,199)           (40,027)              (5,765)
                              --------           --------             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (46,829)           (68,064)              (7,319)
                              --------           --------             --------
UNIT TRANSACTIONS:
  Purchases..............      134,153            359,572              272,809
  Surrenders for benefit
   payments and fees.....       (8,477)           (56,634)              (5,327)
                              --------           --------             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      125,676            302,938              267,482
                              --------           --------             --------
  Net increase (decrease)
   in net assets.........       78,847            234,874              260,163
NET ASSETS:
  Beginning of period....      126,772             64,251               37,172
                              --------           --------             --------
  End of period..........     $205,619           $299,125             $297,335
                              ========           ========             ========

FIRST FORTIS LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- BLUE       FUND -- CAPITAL      FUND -- AMERICAN
                           CHIP II SERIES*  OPPORTUNITIES SERIES*   LEADERS SERIES*
                           ---------------  ---------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (461)            $  (180)             $    19
  Net realized gain
   (loss) on security
   transactions..........         (201)           --                          4
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (15,110)             (2,891)                 948
                              --------             -------              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (15,773)             (3,072)                 971
                              --------             -------              -------
UNIT TRANSACTIONS:
  Purchases..............      144,306              67,142               36,265
  Surrenders for benefit
   payments and fees.....       (1,762)                180                  (65)
                              --------             -------              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      142,544              67,322               36,201
                              --------             -------              -------
  Net increase (decrease)
   in net assets.........      126,772              64,251               37,172
NET ASSETS:
  Beginning of period....      --                 --                    --
                              --------             -------              -------
  End of period..........     $126,772             $64,251              $37,172
                              ========             =======              =======

  *  For the period from inception, May 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                                      AMERICAN
                           ALLIANCE VARIABLE   ALLIANCE VARIABLE   ALLIANCE VARIABLE     AMERICAN    CENTURY VP
                            PRODUCT -- MONEY      PRODUCT --       PRODUCT -- PREMIER   CENTURY VP    CAPITAL      SAFECO RST
                                 MARKET          INTERNATIONAL           GROWTH          BALANCED   APPRECIATION     EQUITY
                           ------------------  -----------------  --------------------  ----------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $    104,987        $    19,209         $    47,376        $  6,389    $  43,822    $       813
  Net realized gain
   (loss) on security
   transactions..........        --                   (87,793)           (241,267)         (8,150)     (61,889)       (61,681)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                     3,808              30,727          (2,098)     (18,252)        19,953
                              ------------        -----------         -----------        --------    ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          104,987            (64,776)           (163,164)         (3,859)     (36,319)       (40,915)
                              ------------        -----------         -----------        --------    ---------    -----------
UNIT TRANSACTIONS:
  Purchases..............       16,169,308          1,961,906           2,536,995          48,046       72,111      1,721,075
  Surrenders for benefit
   payments and fees.....      (15,881,995)        (1,986,868)         (2,557,375)        (92,116)    (126,991)    (1,823,507)
                              ------------        -----------         -----------        --------    ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          287,313            (24,962)            (20,380)        (44,070)     (54,880)      (102,432)
                              ------------        -----------         -----------        --------    ---------    -----------
  Net increase (decrease)
   in net assets.........          392,300            (89,738)           (183,544)        (47,929)     (91,199)      (143,347)
NET ASSETS:
  Beginning of period....        2,813,189            278,235             990,775         116,353      163,270        488,878
                              ------------        -----------         -----------        --------    ---------    -----------
  End of period..........     $  3,205,489        $   188,497         $   807,231        $ 68,424    $  72,071    $   345,531
                              ============        ===========         ===========        ========    =========    ===========


                            SAFECO RST
                              GROWTH
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $     4,833
  Net realized gain
   (loss) on security
   transactions..........       (8,370)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       78,246
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       74,709
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    1,245,176
  Surrenders for benefit
   payments and fees.....   (1,001,961)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      243,215
                           -----------
  Net increase (decrease)
   in net assets.........      317,924
NET ASSETS:
  Beginning of period....      193,123
                           -----------
  End of period..........  $   511,047
                           ===========

                                                                                                      AMERICAN
                           ALLIANCE VARIABLE   ALLIANCE VARIABLE   ALLIANCE VARIABLE     AMERICAN    CENTURY VP
                            PRODUCT -- MONEY      PRODUCT --       PRODUCT -- PREMIER   CENTURY VP    CAPITAL     SAFECO RST
                                 MARKET          INTERNATIONAL           GROWTH          BALANCED   APPRECIATION    EQUITY
                           ------------------  -----------------  --------------------  ----------  ------------  ----------
OPERATIONS:
  Net investment income
   (loss)................     $   127,262          $  10,653          $    45,818       $   4,150    $     (58)   $   1,891
  Net realized gain
   (loss) on security
   transactions..........        --                  (22,250)             161,889          (1,075)         243        1,823
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            (150)           (31,159)            (388,795)         (5,985)     (27,508)     (49,660)
                              -----------          ---------          -----------       ---------    ---------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         127,112            (42,755)            (181,088)         (2,910)     (27,323)     (45,946)
                              -----------          ---------          -----------       ---------    ---------    ---------
UNIT TRANSACTIONS:
  Purchases..............      10,107,078            860,886            1,786,281         169,282      551,908      652,392
  Surrenders for benefit
   payments and fees.....      (8,982,304)          (633,288)          (1,634,826)       (137,199)    (399,964)    (532,928)
                              -----------          ---------          -----------       ---------    ---------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,124,774            227,598              151,455          32,082      151,944      119,464
                              -----------          ---------          -----------       ---------    ---------    ---------
  Net increase (decrease)
   in net assets.........       1,251,886            184,843              (29,633)         29,173      124,621       73,517
NET ASSETS:
  Beginning of period....       1,561,303             93,392            1,020,408          87,180       38,649      415,361
                              -----------          ---------          -----------       ---------    ---------    ---------
  End of period..........     $ 2,813,189          $ 278,235          $   990,775       $ 116,353    $ 163,270    $ 488,878
                              ===========          =========          ===========       =========    =========    =========


                           SAFECO RST
                             GROWTH
                           ----------
OPERATIONS:
  Net investment income
   (loss)................   $ 20,396
  Net realized gain
   (loss) on security
   transactions..........     (1,453)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (35,291)
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (16,348)
                            --------
UNIT TRANSACTIONS:
  Purchases..............    145,546
  Surrenders for benefit
   payments and fees.....    (66,963)
                            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     78,583
                            --------
  Net increase (decrease)
   in net assets.........     62,235
NET ASSETS:
  Beginning of period....    130,888
                            --------
  End of period..........   $193,123
                            ========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                 FEDERATED           FEDERATED
                             INSURANCE SERIES     INSURANCE SERIES     FEDERATED
                           U.S. GOV'T SECURITIES    HIGH INCOME     INSURANCE SERIES
                                  FUND II             FUND II       UTILITY FUND II
                           ---------------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $    11,157          $  10,515          $  2,736
  Net realized gain
   (loss) on security
   transactions..........             9,864            (15,991)          (14,121)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            (2,903)             8,339             2,074
                                -----------          ---------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            18,118              2,863            (9,311)
                                -----------          ---------          --------
UNIT TRANSACTIONS:
  Purchases..............         1,228,540            136,253            22,601
  Surrenders for benefit
   payments and fees.....        (1,034,806)          (193,475)          (82,924)
                                -----------          ---------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           193,734            (57,222)          (60,323)
                                -----------          ---------          --------
  Net increase (decrease)
   in net assets.........           211,852            (54,359)          (69,634)
NET ASSETS:
  Beginning of period....           261,642            134,434           104,543
                                -----------          ---------          --------
  End of period..........       $   473,494          $  80,075          $ 34,909
                                ===========          =========          ========

FIRST FORTIS LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                 FEDERATED           FEDERATED
                             INSURANCE SERIES     INSURANCE SERIES     FEDERATED
                           U.S. GOV'T SECURITIES    HIGH INCOME     INSURANCE SERIES
                                  FUND II             FUND II       UTILITY FUND II
                           ---------------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................        $  4,428             $  7,209          $  3,216
  Net realized gain
   (loss) on security
   transactions..........             606               (5,004)             (965)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           9,153              (12,299)          (11,392)
                                 --------             --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          14,187              (10,095)           (9,140)
                                 --------             --------          --------
UNIT TRANSACTIONS:
  Purchases..............         202,938              115,532            66,000
  Surrenders for benefit
   payments and fees.....         (50,307)             (85,321)          (10,173)
                                 --------             --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         152,631               30,212            55,827
                                 --------             --------          --------
  Net increase (decrease)
   in net assets.........         166,819               20,117            46,687
NET ASSETS:
  Beginning of period....          94,823              114,317            57,856
                                 --------             --------          --------
  End of period..........        $261,642             $134,434          $104,543
                                 ========             ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                              FEDERATED                                                       MONTGOMERY
                           INSURANCE SERIES   MFS -- VIT    MFS -- VIT      MFS -- VIT         VARIABLE        MONTGOMERY
                           AMERICAN LEADERS    EMERGING     HIGH INCOME  WORLD GOVERNMENT  EMERGING MARKETS     VARIABLE
                               FUND II       GROWTH SERIES    SERIES          SERIES             FUND         GROWTH FUND
                           ----------------  -------------  -----------  ----------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $     429        $  15,383     $ 15,106        $  2,605         $    (272)      $    18,374
  Net realized gain
   (loss) on security
   transactions..........        (1,375)         (51,215)     (18,775)            809            (7,928)          (63,490)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           755          (81,905)       5,605            (726)            7,990             5,344
                              ---------        ---------     --------        --------         ---------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (191)        (117,737)       1,936           2,688              (210)          (39,772)
                              ---------        ---------     --------        --------         ---------       -----------
UNIT TRANSACTIONS:
  Purchases..............       618,027           65,329       51,057          31,371           716,523         1,094,269
  Surrenders for benefit
   payments and fees.....      (607,574)        (100,358)     (93,800)        (52,271)         (703,372)       (1,126,865)
                              ---------        ---------     --------        --------         ---------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        10,453          (35,029)     (42,743)        (20,900)           13,151           (32,596)
                              ---------        ---------     --------        --------         ---------       -----------
  Net increase (decrease)
   in net assets.........        10,262         (152,766)     (40,807)        (18,212)           12,941           (72,368)
NET ASSETS:
  Beginning of period....       147,793          359,484      178,780          67,449            73,317           218,879
                              ---------        ---------     --------        --------         ---------       -----------
  End of period..........     $ 158,055        $ 206,718     $137,973        $ 49,237         $  86,258       $   146,511
                              =========        =========     ========        ========         =========       ===========


                                PILGRIM
                           NATURAL RESOURCES
                              TRUST FUND
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................      $    (304)
  Net realized gain
   (loss) on security
   transactions..........         (8,397)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (14,860)
                               ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (23,561)
                               ---------
UNIT TRANSACTIONS:
  Purchases..............        260,878
  Surrenders for benefit
   payments and fees.....       (152,541)
                               ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        108,337
                               ---------
  Net increase (decrease)
   in net assets.........         84,776
NET ASSETS:
  Beginning of period....         19,100
                               ---------
  End of period..........      $ 103,876
                               =========

                              FEDERATED                                                       MONTGOMERY
                           INSURANCE SERIES   MFS -- VIT    MFS -- VIT      MFS -- VIT         VARIABLE      MONTGOMERY
                           AMERICAN LEADERS    EMERGING     HIGH INCOME  WORLD GOVERNMENT  EMERGING MARKETS   VARIABLE
                               FUND II       GROWTH SERIES    SERIES          SERIES             FUND        GROWTH FUND
                           ----------------  -------------  -----------  ----------------  ----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $     (70)       $  20,847     $ 15,595        $  1,884         $    (198)      $  14,639
  Net realized gain
   (loss) on security
   transactions..........        (2,899)          88,156       (1,426)           (483)            2,996           5,395
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         2,416         (210,356)     (27,459)          1,541           (15,205)        (37,989)
                              ---------        ---------     --------        --------         ---------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (553)        (101,353)     (13,290)          2,942           (12,407)        (17,955)
                              ---------        ---------     --------        --------         ---------       ---------
UNIT TRANSACTIONS:
  Purchases..............       470,398          556,996       20,321          63,951           279,497         479,519
  Surrenders for benefit
   payments and fees.....      (327,518)        (519,342)     (15,351)        (23,836)         (250,973)       (399,856)
                              ---------        ---------     --------        --------         ---------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       142,879           37,654        4,970          40,114            28,524          79,663
                              ---------        ---------     --------        --------         ---------       ---------
  Net increase (decrease)
   in net assets.........       142,326          (63,698)      (8,320)         43,057            16,117          61,708
NET ASSETS:
  Beginning of period....         5,467          423,182      187,100          24,392            57,200         157,171
                              ---------        ---------     --------        --------         ---------       ---------
  End of period..........     $ 147,793        $ 359,484     $178,780        $ 67,449         $  73,317       $ 218,879
                              =========        =========     ========        ========         =========       =========


                                PILGRIM
                           NATURAL RESOURCES
                              TRUST FUND
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................      $    (162)
  Net realized gain
   (loss) on security
   transactions..........          3,337
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          1,720
                               ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          4,895
                               ---------
UNIT TRANSACTIONS:
  Purchases..............        376,532
  Surrenders for benefit
   payments and fees.....       (370,524)
                               ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          6,009
                               ---------
  Net increase (decrease)
   in net assets.........         10,904
NET ASSETS:
  Beginning of period....          8,196
                               ---------
  End of period..........      $  19,100
                               =========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               PILGRIM                        STRONG
                           EMERGING MARKETS     STRONG     INTERNATIONAL
                                 FUND        DISCOVERY II    STOCK II
                           ----------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $  1,406       $  28,361      $  2,654
  Net realized gain
   (loss) on security
   transactions..........        (5,252)        (21,202)       (6,850)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         4,696          (5,916)      (17,050)
                               --------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           850           1,243       (21,246)
                               --------       ---------      --------
UNIT TRANSACTIONS:
  Purchases..............        50,615         132,252         9,377
  Surrenders for benefit
   payments and fees.....       (40,754)       (120,652)      (11,722)
                               --------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         9,861          11,600        (2,345)
                               --------       ---------      --------
  Net increase (decrease)
   in net assets.........        10,711          12,843       (23,591)
NET ASSETS:
  Beginning of period....        17,521          77,284        96,528
                               --------       ---------      --------
  End of period..........      $ 28,232       $  90,127      $ 72,937
                               ========       =========      ========

FIRST FORTIS LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                               PILGRIM                        STRONG
                           EMERGING MARKETS     STRONG     INTERNATIONAL
                                 FUND        DISCOVERY II    STOCK II
                           ----------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $    (73)      $    (331)     $    (472)
  Net realized gain
   (loss) on security
   transactions..........         3,468          (3,180)        26,326
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (12,396)         (4,778)       (67,258)
                               --------       ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (9,001)         (8,289)       (41,405)
                               --------       ---------      ---------
UNIT TRANSACTIONS:
  Purchases..............        28,586         202,327        465,376
  Surrenders for benefit
   payments and fees.....       (14,980)       (127,946)      (492,851)
                               --------       ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        13,605          74,382        (27,475)
                               --------       ---------      ---------
  Net increase (decrease)
   in net assets.........         4,604          66,093        (68,880)
NET ASSETS:
  Beginning of period....        12,917          11,191        165,408
                               --------       ---------      ---------
  End of period..........      $ 17,521       $  77,284      $  96,528
                               ========       =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                         NEUBERGER &
                                                         BERMAN AMT    NEUBERGER &         INVESCO              INVESCO
                              VAN ECK        VAN ECK       LIMITED      BERMAN AMT    HEALTH & SCIENCES    INDUSTRIAL INCOME
                           WORLDWIDE BOND  HARD ASSETS  MATURTIY BOND    PARTNERS         PORTFOLIO            PORTFOLIO
                           --------------  -----------  -------------  ------------  --------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    948      $    177      $   2,210      $   6,208        $  (1,171)           $     13
  Net realized gain
   (loss) on security
   transactions..........       (1,705)         (691)         7,019         (9,090)         (26,013)             (1,082)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (107)         (995)         2,763         (4,304)         (42,486)            (10,201)
                              --------      --------      ---------      ---------        ---------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (864)       (1,509)        11,992         (7,186)         (69,670)            (11,270)
                              --------      --------      ---------      ---------        ---------            --------
UNIT TRANSACTIONS:
  Purchases..............      --             13,005        488,509        100,624          309,306              54,269
  Surrenders for benefit
   payments and fees.....      (18,589)      (15,157)      (444,997)      (121,500)        (475,547)            (15,243)
                              --------      --------      ---------      ---------        ---------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (18,589)       (2,152)        43,512        (20,876)        (166,241)             39,026
                              --------      --------      ---------      ---------        ---------            --------
  Net increase (decrease)
   in net assets.........      (19,453)       (3,661)        55,504        (28,062)        (235,911)             27,756
NET ASSETS:
  Beginning of period....       24,139        26,080         43,954        112,186          482,153              90,454
                              --------      --------      ---------      ---------        ---------            --------
  End of period..........     $  4,686      $ 22,419      $  99,458      $  84,124        $ 246,242            $118,210
                              ========      ========      =========      =========        =========            ========


                              INVESCO
                             TECHNOLOGY
                             PORTFOLIO
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (3,900)
  Net realized gain
   (loss) on security
   transactions..........      (564,584)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (82,040)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (650,524)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       831,101
  Surrenders for benefit
   payments and fees.....      (750,304)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        80,797
                             ----------
  Net increase (decrease)
   in net assets.........      (569,727)
NET ASSETS:
  Beginning of period....     1,275,268
                             ----------
  End of period..........    $  705,541
                             ==========

                                                         NEUBERGER &
                                                         BERMAN AMT    NEUBERGER &         INVESCO              INVESCO
                              VAN ECK        VAN ECK       LIMITED      BERMAN AMT    HEALTH & SCIENCES    INDUSTRIAL INCOME
                           WORLDWIDE BOND  HARD ASSETS  MATURTIY BOND    PARTNERS         PORTFOLIO            PORTFOLIO
                           --------------  -----------  -------------  ------------  --------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  1,101      $    (56)      $ 2,335       $  7,315         $    (927)            $ 4,659
  Net realized gain
   (loss) on security
   transactions..........         (723)          158           (29)        (2,922)           29,949                 321
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (71)        1,204           139         (2,784)           31,172              (3,809)
                              --------      --------       -------       --------         ---------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          307         1,306         2,444          1,609            60,193               1,171
                              --------      --------       -------       --------         ---------             -------
UNIT TRANSACTIONS:
  Purchases..............       11,766        75,204         4,344         91,638           701,391              78,942
  Surrenders for benefit
   payments and fees.....      (14,080)      (51,116)         (264)       (26,393)         (375,214)             (3,851)
                              --------      --------       -------       --------         ---------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,314)       24,088         4,080         65,245           326,177              75,091
                              --------      --------       -------       --------         ---------             -------
  Net increase (decrease)
   in net assets.........       (2,007)       25,393         6,524         66,854           386,371              76,262
NET ASSETS:
  Beginning of period....       26,146           687        37,430         45,332            95,782              14,192
                              --------      --------       -------       --------         ---------             -------
  End of period..........     $ 24,139      $ 26,080       $43,954       $112,186         $ 482,153             $90,454
                              ========      ========       =======       ========         =========             =======


                               INVESCO
                             TECHNOLOGY
                              PORTFOLIO
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $    (4,429)
  Net realized gain
   (loss) on security
   transactions..........        299,282
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (854,974)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (560,121)
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      3,004,238
  Surrenders for benefit
   payments and fees.....     (2,330,593)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        673,645
                             -----------
  Net increase (decrease)
   in net assets.........        113,524
NET ASSETS:
  Beginning of period....      1,161,744
                             -----------
  End of period..........    $ 1,275,268
                             ===========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  GENERAL

    FIRST FORTIS LIFE INSURANCE COMPANY
    Variable Account A (the "Account") was established as a segregated asset account of First Fortis Life Insurance Company ("First Fortis") on
    October 1, 1993 under New York law and became operational July 1, 1996. The Account is registered under the Investment Company Act of 1940 as a unit investment trust. The variable annuity contracts are sold under the names of Opportunity Variable Annuity, Masters Variable Annuity and TD Waterhouse Variable Annuity.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The assets of each subaccount of the Account are segregated from First Fortis' other assets. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

    INVESTMENT TRANSACTIONS
    All assets of each subaccount of the Account are invested in shares of the corresponding portfolio of the Fortis Series Fund, Inc.; Alliance Variable Products; SAFECO Resources Series; Federated Insurance Series; Pilgrim Funds, Inc.; MFS Variable Insurance Trust; Montgomery Variable Funds; Strong Variable Annuity Funds; American Century Investments; Van Eck Worldwide Insurance Trust; Neuberger & Berman, Inc.; and INVESCO, Inc. (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

    Purchases and sales of shares of the Funds are recorded on the trade date. The cost of investments sold and redeemed is determined using the average cost method.

    Dividend income from the Funds is recorded on the ex-dividend date. All distributions from the Funds are reinvested.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of net assets at the date of the financial statements and the reported results of operations and changes in net assets during the reporting period. Actual results could differ from these estimates.

 3.  INVESTMENTS

    There are 50 subaccounts within the Account.

    The number of shares and aggregate cost of purchases, including reinvested dividends and realized capital gains, and aggregate cost of investments sold or redeemed were as follows:

                                           YEAR ENDED DECEMBER 31, 2001
                                ---------------------------------------------------
                                        SHARES
                                ----------------------    COST OF    COST OF SALES/
                                PURCHASED      SOLD      PURCHASES    REDEMPTIONS
                                ----------  ----------  -----------  --------------
Fortis Series Fund, Inc.:
  Growth Stock................       9,643      18,230  $ 1,035,554  $     686,362
  U.S. Government
   Securities.................      64,188      36,088      810,026        382,741
  Money Market................     165,923     108,374    1,948,409      1,226,207
  Asset Allocation............       8,945      36,978      534,283        726,169
  Diversified Income..........      39,761      27,847      576,948        322,941
  Global Growth...............       9,981      15,403      324,043        368,141
  Aggressive Growth...........      28,514      35,734      898,046        782,556
  Growth & Income.............      22,122      89,818    1,161,984      1,764,710
  High Yield..................      25,607      35,385      360,549        348,601
  International Stock II......       8,751      35,121       87,803        477,110
  Multisector Bond............      36,664      13,009      398,940        139,175
  International Stock.........      28,080      41,167      553,431        614,840
  Value.......................      18,487      34,871      694,100        499,077
  S&P 500.....................     275,096     314,596    5,349,688      5,776,066
  Blue Chip Stock.............      14,401      50,231      248,808        878,025
  Mid Cap Stock...............      31,254       8,443      303,020         86,054
  Large Cap Growth............      35,360      35,517      375,414        453,319
  Small Cap Value.............     129,889      21,343    1,689,427        244,853
  American Leaders............      25,930         791      274,346          8,425
  Blue Chip II................      16,682       1,498      134,153         14,107
  Capital Opportunities.......      44,838       9,887      359,572         84,680
  Global Equity...............       7,286         270       65,996          2,525
  Investors Growth............       7,673       1,327       60,100         11,846

_____________________________________ SA-34 ____________________________________

                                           YEAR ENDED DECEMBER 31, 2001
                                ---------------------------------------------------
                                        SHARES
                                ----------------------    COST OF    COST OF SALES/
                                PURCHASED      SOLD      PURCHASES    REDEMPTIONS
                                ----------  ----------  -----------  --------------
Alliance Variable Product:
  Money Market................  16,169,308  15,896,897  $16,289,116  $  15,896,897
  International...............     146,282     149,129    1,982,085      2,081,289
  Premier Growth..............      89,480      90,151    2,588,187      2,802,449
SAFECO Resources Series:
  Growth......................      64,987      52,191    1,251,090      1,054,590
  Equity......................      67,047      70,963    1,723,636      1,888,465
Federated Insurance Series:
  U.S. Government
   Securities.................     108,417      91,756    1,241,917      1,046,853
  High Income.................      17,459      24,359      147,298        209,931
  Utility.....................       1,979       7,280       25,627         97,285
  American Leaders............      31,679      30,712      618,847        617,638
Pilgrim Funds Inc.:
  Natural Resources Trust.....      17,759      10,675      260,878        161,226
  Emerging Markets............      11,080       8,012       52,101         45,998
MFS Variable Insurance Trust:
  Emerging Growth.............       3,243       4,999       81,822        152,708
  High Income.................       5,301      10,207       66,956        113,401
  World Government............       3,082       5,237       34,266         53,743
Montgomery Variable Funds:
  Emerging Markets............     100,896      98,394      716,523        731,228
  Growth......................      81,525      83,702    1,113,347      1,192,770
Strong Variable Annuity Funds:
  Discovery II................      11,672      12,081      161,202        142,475
  International Stock II......       1,321       1,613       12,400         18,942
American Century Investments:
  VP Balanced.................       7,264      13,918       54,943        100,764
  VP Capital Appreciation.....       9,158      14,834      116,404        189,360
Van Eck WorldWide Ins. Trust:
  Worldwide Bond..............         125       1,935        1,025         20,380
  Hard Assets.................       1,308       1,396       13,288         15,964
Neuberger & Berman, Inc.:
  AMT Limited Maturity Bond...      36,981      33,155      491,366        454,154
  AMT Partners................       6,224       8,025      107,437        131,265
INVESCO, Inc.:
  Health & Sciences...........      17,321      26,869      309,348        507,045
  Industrial Income...........       2,768         794       54,738         16,716
  Technology..................      41,232      40,280      531,101      1,318,788

                                           YEAR ENDED DECEMBER 31, 2000
                                --------------------------------------------------
                                        SHARES
                                ----------------------   COST OF    COST OF SALES/
                                PURCHASED      SOLD     PURCHASES    REDEMPTIONS
                                ----------  ----------  ----------  --------------
Fortis Series Fund, Inc.:
  Growth Stock................      27,443       6,151  $1,354,788   $    236,304
  U.S. Government
   Securities.................      68,246      24,711     699,271        262,415
  Money Market................     109,858     120,724   1,243,525      1,353,299
  Asset Allocation............      43,850      13,515     916,576        267,547
  Diversified Income..........      25,383      29,728     273,096        352,305
  Global Growth...............      28,443       6,493     911,049        149,248
  Aggressive Growth...........      62,529      11,736   2,175,498        249,359
  Growth & Income.............     100,568      53,320   2,042,150      1,035,988
  High Yield..................      40,758      53,437     345,567        556,446
  International Stock II......      22,706      25,039     371,071        348,866
  Multisector Bond............      29,695       8,540     302,787         91,692
  International Stock.........      63,306      17,602     906,170        265,057
  Value.......................      25,168      22,921     406,750        319,972
  S&P 500.....................     183,191     164,442   4,050,712      3,454,110
  Blue Chip Stock.............      57,016      28,036   1,233,520        473,041
  Mid Cap Stock...............      42,213       6,556     470,037         66,253

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                           YEAR ENDED DECEMBER 31, 2000
                                --------------------------------------------------
                                        SHARES
                                ----------------------   COST OF    COST OF SALES/
                                PURCHASED      SOLD     PURCHASES    REDEMPTIONS
                                ----------  ----------  ----------  --------------
  Large Cap Growth............      65,619      27,258  $  939,314   $    348,296
  Small Cap Value.............      34,856      11,191     376,649        111,760
  American Leaders............       3,454          14      36,370            146
  Blue Chip II................      14,127         234     144,306          2,424
  Capital Opportunities.......       6,858           -      67,142              -
  Global Equity...............       4,444           5      43,383             44
  Investors Growth............       5,218           -      53,045              -
Alliance Variable Product:
  Money Market................  10,106,867   8,993,004  10,245,040      8,993,004
  International...............      49,016      36,512     872,375        656,373
  Premier Growth..............      47,429      43,008   1,836,678      1,477,515
SAFECO Resources Series:
  Growth......................       6,260       2,945     166,850         69,323
  Equity......................      22,434      18,156     656,137        532,959
Federated Insurance Series:
  U.S. Government
   Securities.................      20,305       4,724     207,908         50,242
  High Income.................      13,072       9,188     123,255         90,839
  Utility.....................       4,943         829      69,603         11,524
  American Leaders............      23,277      16,347     470,443        330,533
Pilgrim Funds Inc.:
  Natural Resources Trust.....      28,612      27,973     376,541        367,357
  Emerging Markets............       2,677       1,389      28,586         11,585
MFS Variable Insurance Trust:
  Emerging Growth.............      15,336      14,675     579,653        432,994
  High Income.................       1,850       1,523      36,770         17,631
  World Government............       6,559       2,472      66,041         24,525
Montgomery Variable Funds:
  Emerging Markets............      29,820      25,639     279,497        248,175
  Growth......................      26,778      22,206     495,240        395,543
Strong Variable Annuity Funds:
  Discovery II................      15,889      10,367     202,327        131,457
  International II............      32,957      33,311     465,376        466,998
American Century Investments:
  VP Balanced.................      22,593      18,416     173,991        138,833
  VP Capital Appreciation.....      32,266      24,551     552,411        400,282
Van Eck WorldWide Ins. Trust:
  Worldwide Bond..............       1,173       1,412      12,990         14,925
  Hard Assets.................       6,586       4,489      75,212         51,022
Neuberger & Berman, Inc.:
  AMT Limited Maturity Bond...         337          34       6,853            467
  AMT Partners................       5,776       1,659      99,282         29,644
INVESCO, Inc.:
  Health & Sciences...........      36,795      19,713     701,772        346,574
  Industrial Income...........       3,632         187      83,784          3,713
  Technology..................      71,044      57,502   3,007,390      2,038,893

_____________________________________ SA-36 ____________________________________

 4.  ACCOUNT CHARGES

    ADMINISTRATION CHARGE

    A $30 annual contract administrative charge is deducted each contract year from the value of each Opportunity Variable Annuity on each anniversary of the contract date and upon surrender of the contract. This charge will be waived during the accumulation period if the contract value at the end of the contract year (or upon surrender) is $25,000 or more.

    In addition, First Fortis assesses each subaccount of the Opportunity Variable Annuity and Masters Variable Annuity a daily charge for administrative expense at an annual rate of 0.10% of the net assets.

    MORTALITY AND EXPENSE RISK AND POLICY ADVANCE CHARGES

    First Fortis assesses each subaccount of Opportunity Variable Annuity and Masters Variable Annuity a daily charge for mortality and expense risk at an annual rate of 1.25% of the net assets. For the TD Waterhouse Variable Annuity, the mortality and expense risk charge is assessed at an an annual rate of 0.45%.

 5.  SURRENDER CHARGES AND PREMIUM TAX CHARGES

    AMOUNT OF SURRENDER CHARGE

    Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed below under Free Surrenders. The surrender charge is based on a percentage of the amount of the purchase payments surrendered. The percentage of payment is set at 5% during the first five years for the Opportunity Variable Annuity contracts with a sliding scale down to zero by the end of the fifth year, and is set at 7% during the first seven years of the Master Variable Annuity contracts, with a sliding scale down to zero by the end of the seventh year.

    FREE SURRENDERS

    The following amounts can be withdrawn from the contract without a surrender charge:

    - For TD Waterhouse Variable Annuity, there is no surrender charge.

    - Any purchase payments received more than five years prior to the surrender date for Opportunity Variable Annuity and seven years for Masters Variable Annuity and have not been previously surrendered.

    - In any contract year, up to 10% of the purchase payments received less than five years prior to the surrender date for Opportunity Variable Annuity and seven years prior to the surrender date for Masters Variable Annuity.

    - For Masters Variable Annuity, any earnings that have not been previously surrendered.

    PREMIUM TAXES

    Where premium taxes or similar assessments are imposed by states or other jurisdiction upon receipt of purchase payments, First Fortis pays such taxes on behalf of the contract owner and will deduct a charge for these amounts from the contract value upon surrender death of the annuitant or contract owner, or annuitization of the contract. In jurisdictions where premium taxes or similar assessments are imposed at the time annuity payments begin, First Fortis will deduct a charge on a pro rata basis from the contract value at that time.

    Redemptions are reported prior to the deduction of surrender and premium tax charges which are paid directly to First Fortis. The Surrender and premium tax charges collected by First Fortis were $111,319 and $120,622 in 2001 and 2000 respectively.

 6.  FEDERAL INCOME TAXES

    The operations of the Account form a part of, and are taxed with, the operations of First Fortis, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

 7.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners equity, expense ratios, investment income ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued and outstanding during the reporting period.

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
Fortis Series Fund --
 Growth Stock Series
  2001 Lowest contract
   charges...............    560,434  $ 4.625983   $2,592,558      1.35%      24.02%    (23.90)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 U.S. Gov't Securities
 Series
  2001 Lowest contract
   charges...............    108,197  $20.851760   $2,256,095      1.35%       5.71%      6.09%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Money Market Series
  2001 Lowest contract
   charges...............  1,092,512  $ 1.704712   $1,862,417      1.35%       4.49%      2.54%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Asset Allocation Series
  2001 Lowest contract
   charges...............    802,087  $ 3.561210   $2,856,401      1.35%      11.71%     (8.14)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Diversified Income
 Series
  2001 Lowest contract
   charges...............    758,011  $ 2.229174   $1,689,739      1.35%       8.57%      5.25%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Global Growth Series
  2001 Lowest contract
   charges...............     86,498  $20.327694   $1,758,313      1.35%       5.58%    (24.82)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Aggressive Growth Series
  2001 Lowest contract
   charges...............    132,902  $21.561181   $2,865,525      1.35%      11.81%    (21.26)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Growth & Income Series
  2001 Lowest contract
   charges...............    343,449  $21.999499   $7,555,695      1.35%       8.83%    (10.79)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 High Yield Series
  2001 Lowest contract
   charges...............    117,416  $11.800043   $1,385,515      1.35%      11.76%     (0.12)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 International Stock
 Series II
  2001 Lowest contract
   charges...............     86,217  $11.334809   $  977,254      1.35%     --         (22.54)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Multisector Bond
  2001 Lowest contract
   charges...............     66,233  $12.957172   $  858,197      1.35%     --           4.19%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 International Stock
 Series
  2001 Lowest contract
   charges...............    159,196  $13.125755   $2,089,569      1.35%       8.24%    (25.30)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Value Series
  2001 Lowest contract
   charges...............    160,674  $17.842751   $2,866,874      1.35%      12.74%     (3.86)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --

_____________________________________ SA-38 ____________________________________

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
Fortis Series Fund -- S&P
 500 Index Series
  2001 Lowest contract
   charges...............     41,878  $15.497037   $  648,982      0.45%       3.44%    (12.68)%
       Highest contract
        charges..........    544,609   17.140205    9,334,726      1.35%       3.44%    (13.47)%
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Blue Chip Series
  2001 Lowest contract
   charges...............    304,228  $17.525944   $5,331,878      1.35%     --         (15.57)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund -- Mid
 Cap Stock Series
  2001 Lowest contract
   charges...............     86,738  $10.685410   $  926,826      1.35%       0.30%     (5.47)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Large Cap Growth Series
  2001 Lowest contract
   charges...............    282,918  $10.028555   $2,837,260      1.35%     --         (16.05)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Small Cap Value Series
  2001 Lowest contract
   charges...............    176,627  $15.944607   $2,816,248      1.35%     --          19.37%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Global Equity
  2001 Lowest contract
   charges...............     12,005  $ 8.259720   $   99,157      1.35%       0.84%    (10.84)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Investors Growth
  2001 Lowest contract
   charges...............     12,311  $ 6.607118   $   81,337      1.35%     --         (25.80)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Blue Chip II
  2001 Lowest contract
   charges...............     30,816  $ 6.672601   $  205,619      1.35%     --         (23.55)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 Capital Opportunities
  2001 Lowest contract
   charges...............     45,354  $ 6.595210   $  299,116      1.35%                (24.66)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Fortis Series Fund --
 American Leaders
  2001 Lowest contract
   charges...............     30,049  $ 9.894713   $  297,329      1.35%       0.92%     (4.79)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Alliance Variable Product
 Series -- Money Market
  2001 Lowest contract
   charges...............    249,084  $12.869044   $3,205,479      0.45%       3.98%      3.11%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Alliance Variable Product
 Series -- International
  2001 Lowest contract
   charges...............     18,028  $10.455866   $  188,497      0.45%       8.65%    (22.80)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Alliance Variable Product
 Series -- Premier Growth
  2001 Lowest contract
   charges...............     38,648  $20.886728   $  807,231      0.45%       5.69%    (17.63)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
American Century VP
 Balanced
  2001 Lowest contract
   charges...............      4,617  $14.819239   $   68,424      0.45%       7.47%     (4.12)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
American Century VP
 Capital Appreciation
  2001 Lowest contract
   charges...............      6,451  $11.172198   $   72,071      0.45%      37.64%    (28.80)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
SAFECO RST Equity
  2001 Lowest contract
   charges...............     26,245  $13.165723   $  345,531      0.45%       0.45%    (10.30)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
SAFECO RST Growth
  2001 Lowest contract
   charges...............     28,780  $17.757031   $  511,047      0.45%     --         (46.07)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Federated Insurance
 Series -- U.S. Gov't
 Securities
  2001 Lowest contract
   charges...............     35,429  $13.364468   $  473,494      0.45%       3.64%      6.55%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Federated Insurance
 Series -- High Income
  2001 Lowest contract
   charges...............      6,767  $11.833851   $   80,075      0.45%      10.30%      0.86%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Federated Insurance
 Series -- Utility
  2001 Lowest contract
   charges...............      2,881  $12.116197   $   34,909      0.45%       4.34%    (14.16)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Federated Insurance
 Series -- American
 Leaders
  2001 Lowest contract
   charges...............      8,706  $18.155123   $  158,055      0.45%       0.54%     (4.68)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
MFS -- Emerging Growth
 Series
  2001 Lowest contract
   charges...............     12,048  $17.158125   $  206,718      0.45%       5.83%    (33.78)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
MFS -- High Income Series
  2001 Lowest contract
   charges...............     11,243  $12.272332   $  137,973      0.45%      10.04%      1.62%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
MFS -- World Government
 Series
  2001 Lowest contract
   charges...............      4,233  $11.632921   $   49,237      0.45%       4.96%      4.29%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Montgomery Variable
 Emerging Markets Fund
  2001 Lowest contract
   charges...............     12,189  $ 7.076607   $   86,277      0.45%     --          (7.38)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Montgomery Variable
 Growth Fund
  2001 Lowest contract
   charges...............     10,230  $14.321956   $  146,511      0.45%      10.44%    (21.03)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Pilgrim Natural Resources
 Trust Fund
  2001 Lowest contract
   charges...............      9,015  $11.522323   $  103,876      0.45%     --         (16.31)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Pilgrim Emerging Markets
 Fund
  2001 Lowest contract
   charges...............      3,971  $ 7.108720   $   28,232      0.45%       6.49%    (11.04)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --

_____________________________________ SA-40 ____________________________________

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
Strong Discovery II
  2001 Lowest contract
   charges...............      6,697  $13.458622   $   90,127      0.45%      34.59%      3.89%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Strong International
 Stock II
  2001 Lowest contract
   charges...............      9,776  $ 7.460973   $   72,937      0.45%       3.57%    (22.48)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Van Eck Worldwide Bond
  2001 Lowest contract
   charges...............        453  $10.354186   $    4,686      0.45%       7.11%     (5.48)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Van Eck Hard Assets
  2001 Lowest contract
   charges...............      2,797  $ 8.016455   $   22,419      0.45%       1.17%    (10.84)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Neuberger & Berman AMT
 Limited Maturtiy Bond
  2001 Lowest contract
   charges...............      7,837  $12.690569   $   99,458      0.45%       3.99%      8.30%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
Neuberger & Berman AMT
 Partners
  2001 Lowest contract
   charges...............      6,268  $13.421767   $   84,124      0.45%       6.94%     (3.30)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
INVESCO Health & Sciences
 Portfolio
  2001 Lowest contract
   charges...............     13,369  $18.419133   $  246,242      0.45%       0.01%    (13.26)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
INVESCO Industrial Income
 Portfolio
  2001 Lowest contract
   charges...............      7,943  $14.882395   $  118,210      0.45%       0.45%    (10.30)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --
INVESCO Technology
 Portfolio
  2001 Lowest contract
   charges...............     46,483  $15.178321   $  705,541      0.45%     --         (46.07)%
       Highest contract
        charges..........     --          --          --           --        --          --
       Remaining contract
        charges..........     --          --          --           --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-41 ____________________________________

                       REPORT OF INDEPENDENT ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors and Shareholder of First Fortis Life Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of First Fortis Life Insurance Company, an indirect, wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. (the Company) at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial statements of the Company as of December 31, 1999 were audited by other independent accountants whose report dated February 17, 2000 expressed an unqualified opinion on those statements.

February 15, 2002                                     PRICEWATERHOUSECOOPERS LLP

                         REPORT OF INDEPENDENT AUDITORS
              ----------------------------------------------------

The Board of Directors
First Fortis Life Insurance Company

We have audited the accompanying statement of operations, changes in equity and comprehensive income, and cash flow of First Fortis Life Insurance Company (the Company), for the year ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the Company's results of operations and cash flows for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 17, 2000                                          /S/ ERNST & YOUNG LLP

                      FIRST FORTIS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                2001           2000
-------------------------------------------------------------------------------------
                                                               (IN THOUSANDS, EXCEPT
                                                                    SHARE DATA)
ASSETS
  Investments:
  Fixed maturities, at fair value (amortized cost 2001 --
   $158,417; 2000 -- $130,242)                                $161,583       $129,784
  Preferred stock                                                2,640             --
  Policy loans                                                       6              4
  Short-term investments                                         6,601          9,450
  Real estate and other investment                                 474             --
-------------------------------------------------------------------------------------
                                                               171,304        139,238
  Cash and cash equivalents                                      5,598          1,659
  Receivables:
  Uncollected premiums, less allowance (2001 and 2000 --
   $100)                                                         3,830          3,417
  Reinsurance recoverable on unpaid and paid losses            107,443         36,761
  Other                                                          3,274          1,267
  Intercompany receivables                                       1,974             --
-------------------------------------------------------------------------------------
                                                               116,521         41,445
  Accrued investment income                                      2,488          2,215
  Deferred policy acquisition costs                              3,760          4,127
  Property and equipment at cost, less accumulated
   depreciation (2001 -- $1,729;
   2000 -- $1,732)                                                  60             78
  Deferred federal income taxes                                  5,953          3,283
  Goodwill, less accumulated amortization (2001 -- $506;
   2000 -- $460)                                                 1,949            370
  Assets held in separate accounts                              66,341         73,582
-------------------------------------------------------------------------------------
                                                TOTAL ASSETS  $373,974       $265,997
-------------------------------------------------------------------------------------
POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S EQUITY
  Policy reserves and liabilities:
  Future policy benefit reserves:
  Life insurance                                              $ 65,123       $ 32,443
  Interest sensitive and investment products                     5,010          4,916
  Accident and health                                           81,578         76,830
-------------------------------------------------------------------------------------
                                                               151,711        114,189
  Unearned revenues                                             27,048         10,058
  Other policy claims and benefits payable                      31,877         14,205
  Income taxes payable                                           6,537          1,035
  Other liabilities                                             31,160          9,550
  Liabilities related to separate accounts                      66,341         73,582
-------------------------------------------------------------------------------------
                       TOTAL POLICY RESERVES AND LIABILITIES   314,674        222,619
-------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
  Common stock, $20 par value: authorized, issued and
   outstanding shares -- 100,000                                 2,000          2,000
  Additional paid-in capital                                    43,006         37,440
  Retained earnings                                             12,047          4,223
  Accumulated other comprehensive income (loss)                  2,247           (285)
-------------------------------------------------------------------------------------
                                  TOTAL SHAREHOLDER'S EQUITY    59,300         43,378
-------------------------------------------------------------------------------------
        TOTAL POLICY RESERVES, LIABILITIES AND SHAREHOLDER'S
                                                      EQUITY  $373,974       $265,997
-------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      FIRST FORTIS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS

                                                                    YEARS ENDED DECEMBER 31
                                                              -----------------------------------
                                                               2001          2000          1999
-------------------------------------------------------------------------------------------------
                                                                        (IN THOUSANDS)
REVENUES:
  Insurance operations:
  Life insurance premiums                                     $21,213       $24,399       $24,765
  Interest sensitive and investment product policy charges        377         1,197           950
  Accident and health insurance premiums                       40,676        39,157        34,498
-------------------------------------------------------------------------------------------------
                                                               62,266        64,753        60,213
  Net investment income                                        10,006         9,330         8,564
  Net realized losses on investments                           (1,722)       (1,883)         (123)
  Other income                                                  2,715         1,032           638
-------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   73,265        73,232        69,292
-------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Benefits to policyholders:
  Life insurance                                               13,085        18,031        19,100
  Interest sensitive investment products                          482           440           315
  Accident and health claims                                   28,902        28,657        27,585
-------------------------------------------------------------------------------------------------
                                                               42,469        47,128        47,000
  Amortization of deferred policy acquisition costs               534           360           240
  Insurance commissions                                         6,391         5,773         5,114
  General and administrative expenses                          11,806        13,208        13,840
-------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES   61,200        66,469        66,194
-------------------------------------------------------------------------------------------------
Income before federal income taxes                             12,065         6,763         3,098
Federal income taxes                                            4,241         2,416         1,032
-------------------------------------------------------------------------------------------------
Net income                                                    $ 7,824       $ 4,347       $ 2,066
-------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      FIRST FORTIS LIFE INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                  Retained      Accumulated
                                                                   Additional     Earnings         Other
                                                                    Paid-In     (Accumulated   Comprehensive
                                           Total    Common Stock    Capital       Deficit)     (Loss) Income
------------------------------------------------------------------------------------------------------------
                                                                    (in thousands)
Balance, December 31, 1998                $40,026      $2,000       $37,440       $(2,190)        $ 2,776
Comprehensive loss:
  Net income                                2,066          --            --         2,066              --
  Change in unrealized gains (losses) on
   investments, net                        (6,156)         --            --            --          (6,156)
                                          -------
Comprehensive loss                         (4,090)
------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                 35,936       2,000        37,440          (124)         (3,380)
Comprehensive income:
  Net income                                4,347          --            --         4,347              --
  Change in unrealized gains (losses) on
   investments, net                         3,095          --            --            --           3,095
                                          -------
Comprehensive income                        7,442
------------------------------------------------------------------------------------------------------------
Balance, December 31, 2000                 43,378       2,000        37,440         4,223            (285)
  BALAC equity as of 11/30/01               5,566          --         5,566            --              --
Comprehensive income:
  Net income                                7,824          --            --         7,824              --
  Change in unrealized gains (losses) on
   investments, net                         2,532          --            --            --           2,532
                                          -------
Comprehensive income                       10,356
------------------------------------------------------------------------------------------------------------
              BALANCE, DECEMBER 31, 2001  $59,300      $2,000       $43,006       $12,047         $ 2,247
------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      FIRST FORTIS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                  YEARS ENDED DECEMBER 31
                                                              --------------------------------
                                                                2001       2000        1999
----------------------------------------------------------------------------------------------
                                                                       (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $  7,824   $   4,347   $   2,066
  Adjustments to reconcile net income to net cash provided
   by operating activities:
  Depreciation, amortization and accretion                         998         156         330
  Net realized losses (gains) on investments                     1,040       1,535         123
  Write-off on investment                                          917         348          --
  Amortization of gain on reinsured business                    (1,984)       (406)         --
  Policy acquisition costs deferred                               (870)       (950)     (1,445)
  Amortization of policy acquisition costs                          --         360         240
  Increase in uncollected premiums, accrued investment
   income and other                                                 40        (212)       (837)
  Increase in reinsurance recoverable                          (15,412)     (5,127)     (3,176)
  Loss on disposal of property and equipment                      (177)         --          --
  Provision for deferred taxes                                  (5,462)     (1,415)        930
  Increase in future policy benefit reserves, unearned
   revenues and other policy claims and benefits                 2,382       7,679       8,894
  (Decrease) increase in other liabilities                       7,880      (3,128)      5,693
  (Decrease) increase in income taxes payable                    5,000        (178)       (804)
----------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES     2,176       3,009      12,014
----------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of fixed maturity investments                      (51,827)   (172,388)   (159,025)
  Sales and repayments of fixed maturity investments            74,042     166,630     158,172
  (Increase) decrease in short-term investments                  4,026      (3,650)     (4,970)
  Cash used for BALAC                                          (32,875)         --          --
  Cash pursuant to reinsurance agreement                         6,766       2,397          --
----------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES       132      (7,011)     (5,823)
----------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Activities related to investment products:
  Considerations received                                        1,864       5,640       2,875
  Surrenders and death benefits                                   (317)     (4,855)     (5,941)
  Interest credited to policyholders                                84         314         277
----------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES     1,631       1,099      (2,789)
----------------------------------------------------------------------------------------------
Increase (decrease) in cash and cash equivalents                 3,939      (2,903)      3,402
Cash and cash equivalents at beginning of year                   1,659       4,562       1,160
----------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                      $  5,598   $   1,659   $   4,562
----------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
  Assets and liabilities transferred in reinsurance
   transactions (Note 7):
  Non-cash assets (ceded) received:
  Other assets                                                $   (182)  $      (7)  $      --
  Deferred acquisition costs                                    (3,957)       (816)         --
  Separate accounts                                                143          --          --
----------------------------------------------------------------------------------------------
                      TOTAL VALUE OF ASSETS (CEDED) RECEIVED  $ (3,996)  $    (823)  $      --
----------------------------------------------------------------------------------------------
  Non-cash liabilities ceded (assumed):
  Future policy benefit reserves                              $  6,957   $     404   $      --
  Unearned premium reserves                                         --         505          --
  Other liabilities                                                 25           9          --
----------------------------------------------------------------------------------------------
                           TOTAL LIABILITIES CEDED (ASSUMED)  $  6,982   $     918   $      --
----------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

NATURE OF OPERATIONS

First Fortis Life Insurance Company (the Company) is a wholly-owned subsidiary of Fortis, Inc. (Fortis), which itself is a wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. The Company was organized to enable the Fortis group of companies to distribute their products to the New York State marketplace. The Company's revenues are derived primarily from group employee benefits products. Effective January 1, 1996, the Company stopped offering its group medical products; however, the Company will continue to renew and service existing medical business, which represented $91, $421 and $1,859 of 2001, 2000 and 1999 of the accident and health premiums, respectively.

Effective March 1, 2000, the Company ceded long-term care insurance business to John Hancock Life Insurance Company on a 100% co-insurance basis. (See Note 7 "Reinsurance" for more information on this reinsurance transaction.)

Effective April 1, 2001, the Company ceded, among other blocks of business, certain individual life insurance policies and annuity contracts to Hartford Life Insurance Company on a 100% co-insurance basis. (See Note 7 "Reinsurance" for more information on this reinsurance transaction.)

Effective as of November 30, 2001, the Company completed a statutory merger in which Bankers American Life Assurance Company, a New York insurance company ("BALAC"), will merge with and into FFLIC (the "Merger"). The Merger is being completed as part of an internal reorganization being effected by Fortis, Inc. with respect to certain of its life and health insurance companies.

On December 31, 2001, the Company purchased (the "Purchase") the Dental Benefits Division of Protective Life Corporation ("Protective"). The Purchase includes group dental, group life and group disability insurance products ("Insurance Products"). The Company will reinsure these Insurance Products on a 100% co-insurance basis and perform administration of such Insurance Products. The Company paid $2,500 for the business and recorded goodwill of $1,625 in the transaction.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board issued statement of Financial Accounting Standards (SFAS) 141, Business Combinations, and SFAS 142, Goodwill and Other Intangible Assets. SFAS 141 addresses financial accounting and reporting for business combinations and requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method. The Company applied the provisions of SFAS 141 for all business combinations subsequent to June 30, 2001. SFAS 142 eliminates the amortization of goodwill and certain intangible assets that are deemed to have indefinite lives and requires such assets to be tested for impairment and to be written down to fair value, if necessary. The Company is currently assessing its goodwill for impairment and has not yet determined whether or to what extent this new statement will affect the financial statements.

Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that do not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. The adoption of SOP 98-7 did not have a material effect on the Company's results of operations or financial position.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

All fixed maturity investments and all marketable equity securities are classified as available-for-sale and carried at fair value. Changes in fair values of available-for-sale securities, after related deferred income taxes and after adjustment for the changes in pattern of amortization of deferred policy acquisition costs are reported directly in shareholder's equity as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation is net of deferred policy acquisition cost amortization and taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Policy loans are reported at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies. Short-term investments are carried at cost which approximates fair value.

Real estate and other investments consist principally of property acquired in satisfaction of debt and limited partnerships, respectively. Real estate is recorded at cost or carrying value of loans foreclosed less allowances for depreciation. The Company provides for depreciation on a straight-line basis over the estimated useful lives. Other investments are accounted for using the equity method of accounting.

Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For credit life, disability and accident and health insurance products, such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. Estimation of future gross profits requires significant management judgment and is reviewed periodically. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property. Depreciation expense was $51, $46 and $202 at December 31, 2001, 2000 and 1999, respectively.

GOODWILL

Goodwill represents the excess of the purchase price paid over net assets acquired in connection with the purchase of the New York shell of Metropolitan Life. The block of business purchased included ordinary life, other accident and health, and annuities. Goodwill is amortized on a straight line basis over 18 years.

On December 31,2001, the Company entered into an agreement with Protective Life Corporation which provided for the assumption of its Dental Benefits Division. The blocks of business purchased included group dental, group life and group disability insurance products. The Company recorded $1,625 of goodwill which will be amortized over the life of this assumed business.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

SEPARATE ACCOUNTS

Revenues and expenses related to the separate account assets and liabilities are excluded from the amounts reported in the accompanying statements of operations. Assets and liabilities associated with separate accounts relate to deposit and annuity considerations for which the contract owner, rather than the Company, bears the investment risk. Separate account assets are reported at fair value and represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

REVENUE RECOGNITION AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance are recognized as revenue when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.00% to 10.75% in 2001, 4.00% to 12.00% in 2000 and 4.00% to 6.75% in 1999.

Premiums for accident and health insurance products, including medical, long and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity Valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

Premiums for credit insurance included in life insurance premiums and accident and health insurance premiums are recognized as revenues when due over the estimated coverage period.

CLAIMS AND BENEFITS PAYABLE

Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting therefrom are reflected in income currently.

INCOME TAXES

Income taxes have been provided using the liability method. Deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting and the tax bases and are measured using the enacted tax rates.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains and losses adjusted for the impact of gains and losses realized during the current year on securities classified as available for sale, net of the effect on deferred policy acquisition costs, and taxes.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value RECLASSIFICATIONS
Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 presentation.

3. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of the available-for-sale securities:

                                                                            At December 31, 2001
                                                        ------------------------------------------------------------
                                                                          Gross            Gross
                                                        Amortized       Unrealized       Unrealized
                                                          Cost            Gains            Losses         Fair Value
                                                        ------------------------------------------------------------
Governments                                             $ 16,600          $  397           $  201          $ 16,796
Public utilities                                          11,710             336              302            11,744
Industrial and miscellaneous                             130,107           4,111            1,175           133,043
                                                        ------------------------------------------------------------
                                            TOTAL       $158,417          $4,844           $1,678          $161,583
                                                        ------------------------------------------------------------

                                                                            At December 31, 2000
                                                        ------------------------------------------------------------
                                                                          Gross            Gross
                                                        Amortized       Unrealized       Unrealized
                                                          Cost            Gains            Losses         Fair Value
                                                        ------------------------------------------------------------
Governments                                             $ 19,185          $  805           $   46          $ 19,944
Public utilities                                          15,505             215              387            15,333
Industrial and miscellaneous                              95,552           1,775            2,820            94,507
                                                        ------------------------------------------------------------
                                            TOTAL       $130,242          $2,795           $3,253          $129,784
                                                        ------------------------------------------------------------

The amortized cost and fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are shown below:

                                                     Amortized
                                                       Cost            Fair Value
                                                     ----------------------------
Due in one year or less                              $  2,794           $  2,862
Due after one year through five years                  41,712             43,368
Due after five years through ten years                 53,364             53,883
Due after ten years                                    60,547             61,470
                                                     ----------------------------
                                              TOTAL  $158,417           $161,583
                                                     ----------------------------

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

INVESTMENTS ON DEPOSIT

The Company had fixed maturities carried at $963 and $505 at December 31, 2001 and 2000, respectively, on deposit with various governmental authorities as required by law.

NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

Major categories of net investment income for each year were as follows:

                                                                    2001          2000         1999
                                                                   ---------------------------------
Net investment income:
  Fixed maturities                                                 $ 8,908       $8,956       $8,375
  Short-term investments                                             1,269          494          326
                                                                   ---------------------------------
                                                                    10,177        9,450        8,701
Expenses                                                              (171)        (120)        (137)
                                                                   ---------------------------------
                                       NET INVESTMENT INCOME       $10,006       $9,330       $8,564
                                                                   ---------------------------------

All net realized gains (losses) on investments resulted from sales of fixed maturities.

Proceeds from sales of investments were $229,713, $165,630 and $157,672 in 2001, 2000 and 1999, respectively. Gross gains of $1,513, $448 and $738 and gross losses of $2,981, $2,331 and $861 were realized on the sales in 2001, 2000 and 1999, respectively.

NET UNREALIZED GAINS (LOSSES)

The adjusted net unrealized gains (losses) on investments recorded in accumulated other comprehensive income for the year ended December 31, were as follows:

                                                                                         Tax
                                                                     Before-Tax        Benefit        Net-of-Tax
                                                                       Amount         (Expense)         Amount
                                                                     -------------------------------------------
December 31, 2001:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                      $ 5,611          $(1,959)        $ 3,652
    Reclassification adjustment for gains (losses) realized
     in net income                                                     (1,722)             602          (1,120)
                                                                     -------------------------------------------
                                  OTHER COMPREHENSIVE INCOME          $ 3,889          $(1,357)        $ 2,532
                                                                     -------------------------------------------
December 31, 2000:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                      $ 6,644          $(2,325)        $ 4,319
    Reclassification adjustment for gains (losses) realized
     in net income                                                     (1,883)             659          (1,224)
                                                                     -------------------------------------------
                                  OTHER COMPREHENSIVE INCOME          $ 4,761          $(1,666)        $ 3,095
                                                                     -------------------------------------------
December 31, 1999:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                      $(9,348)         $ 3,272         $(6,076)
    Reclassification adjustment for gains (losses) realized
     in net income                                                       (123)              43             (80)
                                                                     -------------------------------------------
                                    OTHER COMPREHENSIVE LOSS          $(9,471)         $ 3,315         $(6,156)
                                                                     -------------------------------------------

4. LEASES

The Company leases office space under operating lease arrangements that have various renewal options and are subject to escalation clauses for real estate taxes and operating expenses. Rent expense was $698, $791 and $915 in 2001, 2000 and 1999, respectively. Future minimum payments required under operating lease arrangements that have initial or noncancelable terms in excess of one year or more are: 2002 -- $624, 2003 -- $597, 2004 -- $601, 2005 --$604, 2006 -- $521
and thereafter $696.

5. ACCIDENT AND HEALTH RESERVES

Activity for the liability for unpaid accident and health claims is summarized as follows:

                                                                         Years Ended December 31
                                                                   -----------------------------------
                                                                    2001          2000          1999
                                                                   -----------------------------------
Balance as of January 1, net of reinsurance recoverables:          $65,615       $63,788       $62,540
  Add: Incurred losses related to:
    Current year                                                    35,983        28,676        20,668
    Prior years                                                     (6,950)         (928)        6,917
                                                                   -----------------------------------
                                       TOTAL INCURRED LOSSES        29,033        27,748        27,585
                                                                   -----------------------------------
  Deduct: Paid losses related to:
    Current year                                                    12,034        16,321        14,717
    Prior year                                                      10,083         9,600        11,620
                                                                   -----------------------------------
                                           TOTAL PAID LOSSES        22,117        25,921        26,337
                                                                   -----------------------------------
Balance as of December 31, net of reinsurance recoverables         $72,531       $65,615       $63,788
                                                                   -----------------------------------

The table above differs from the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; and (2) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.

The 2001, 2000 and 1999 claims incurred related to prior years is principally additional payments and increases to the discounted accident and health reserves based on actual experience of claims liabilities through the current year.

The liability for unpaid accident and health claims includes $55,566 and $57,704 of total disability income reserves as of December 31, 2001 and 2000, respectively, which were discounted for anticipated interest earnings assuming a 6.0% interest rate.

6. FEDERAL INCOME TAXES

As of May 1, 1997, the Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

The significant components of the Company's deferred tax liabilities and assets as of December 31, 2001 and 2000 are as follows:

                                                               December 31
                                                          ---------------------
                                                           2001           2000
Deferred tax assets:
  Reserves                                                $   --         $  809
  Separate account assets/liabilities                         --            645
  Unrealized losses                                           --          1,772
  Accrued expenses                                         1,441             --
  Deferred gains on reinsurance                            4,373             --
  Unearned ceding fees                                     1,020             --
  Other                                                    3,144            442
                                                          ---------------------
                               TOTAL DEFERRED TAX ASSETS   9,978          3,668
                                                          ---------------------
Deferred tax liabilities:
  Deferred policy acquisition costs                          205            238
  Reserves                                                 1,168             --
  Investments                                              1,045             --
  Other                                                    1,607            147
                                                          ---------------------
                    TOTAL GROSS DEFERRED TAX LIABILITIES   4,025            385
                                                          ---------------------
Net deferred tax asset                                    $5,953         $3,283
                                                          ---------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and therefore, no such valuation allowance has been established.

The Company's tax expense (benefit) for the year ended December 31 is shown as follows:

                                                                      2001            2000            1999
                                                                     --------------------------------------
Current                                                              $ 8,917         $ 3,831         $  102
Deferred                                                              (4,676)         (1,415)           930
                                                                     --------------------------------------
                                                                     $ 4,241         $ 2,416         $1,032
                                                                     --------------------------------------

Federal income tax payments and refunds resulted in net payments of $4,703 and $4,011 in 2001 and 2000, respectively, and net refunds of $906 in 1999.

The Company's effective income tax rate varied from the statutory federal income tax rate as follows:

                                                                     2001          2000          1999
                                                                     ---------------------------------
Statutory income tax rate                                            35.0%         35.0%         35.0%
Other, including provision for prior year adjustments                  0.2           0.7         (1.7)
                                                                     ---------------------------------
                                                                     35.2%         35.7%         33.3%
                                                                     ---------------------------------

At December 31, 2000, the Company has fully utilized all net operating loss, capital loss, and alternative minimum tax credit carryforwards.

7. REINSURANCE

In the second quarter of 1996, the Company received approval from the New York State Insurance Department for a reinsurance agreement with the Fortis Benefits Insurance Company (Fortis Benefits), an affiliate. The agreement, which became effective as of January 1, 1996, decreased the Company's long-term disability reinsurance retention from a $10 net monthly benefit to a $2 net monthly benefit for claims incurred on and after January 1, 1996. The Company has ceded $6,622, $6,884 and $6,580 of premium and $17,480, $14,366 and $11,047 of reserves in
2001, 2000 and 1999, respectively, to Fortis Benefits. In the future, the agreement is expected to reduce the variability of financial results for this product line.

Future policy benefits and other policy claims and benefits payable are reported gross of reinsurance. The reinsured portion of future policy benefits and other policy claims and benefits payable are $107,443 and $36,373 in 2001 and 2000, respectively.

The maximum amounts that the Company retains on any one life are $500 for group life; $250 for group accidental death; $2 net monthly benefit for long-term disability; from 10% to 100% of possible benefits payable under credit life and credit disability insurance; and none of a closed block of individual life business. Amounts in excess of these limits are reinsured with various insurance companies on a yearly renewable term, coinsurance or other basis.

In the fourth quarter of 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company assumed approximately $220 of reserves, paid cash of approximately $2,500, and recorded $1,625 of goodwill as of December 31, 2001.

Ceded reinsurance premiums for the year ended December 31 were as follows:

                                                                    2001            2000            1999
                                                                   ---------------------------------------
Life insurance                                                     $40,746         $ 5,399         $ 5,001
Accident and health insurance                                       41,747          15,713          11,186
                                                                   ---------------------------------------
                                                                   $82,493         $21,112         $16,187
                                                                   ---------------------------------------

Recoveries under reinsurance contracts for the year ended December 31 were as follows:

                                                                      2001            2000           1999
                                                                     -------------------------------------
Life insurance                                                       $14,344         $1,791         $2,571
Accident and health insurance                                         15,062          5,280          5,522
                                                                     -------------------------------------
                                                                     $29,406         $7,071         $8,093
                                                                     -------------------------------------

Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

In the first quarter of 2000, the Company entered into a reinsurance agreement with John Hancock Life Insurance Company (John Hancock) for the sale of the Long-Term Care (LTC) line of business. The sale of the LTC line of business was effective March 1, 2000. The Company recorded a gain on this transaction of $2,492. The gain has been deferred and is being amortized as the level of direct inforce LTC policies decreases over future years, not to exceed 30 years. The amount of gain amortized was $338 and $406 in 2001 and 2000, respectively. The Company ceded $8,013 and $3,330 of premiums and $5,136 and $1,577 of reserves to John Hancock in 2001 and 2000, respectively.

In the second quarter of 2001, the Company entered into a reinsurance agreement with Hartford Life Insurance Company (Hartford) for the sale of its Fortis Financial Group division (the Division). The Division includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the Insurance Contracts) written by The Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

To effect the Sale as it relates to the Company, The Hartford reinsured the Insurance Contracts on a 100% co-insurance basis (or 100% modified co-insurance basis for some of the block) and agreed to administer the Insurance Contracts going forward. The Company received, in connection with the Sale, aggregate cash consideration of approximately $15,000 from The Hartford. The reinsurance transaction resulted in a gain of $10,457 which was deferred and will be amortized into income at the rate that earnings from the business sold would have been expected to emerge. The amount of gain amortized in 2001 was $1,646.

8. DIVIDEND RESTRICTIONS

Per section 4207 of New York Insurance Laws, dividends may be paid by domestic stock life insurance companies in the following manner: 100% of the net gain from operations excluding realized capital gains or 10% of policyholders surplus, whichever is less.

9. REGULATORY ACCOUNTING REQUIREMENTS

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
(NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from company to company within a state, and may change in the future. The Company does not employ any significant permitted practices.

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification requires adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states.

The New York Insurance Department recently adopted the Codification guidance (Regulation 172), effective January 1, 2001, but did not adopt several key provisions of the guidance, including deferred income taxes and the establishment of goodwill as an asset.

The cumulative effect of all changes resulting from the Codification guidance will be recorded as a direct adjustment to statutory surplus on January 1, 2001. The effect of the adoption is expected to increase statutory surplus by a material amount.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Reconciliations of net income and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                                 Net Income               Shareholder's Equity
                                                      --------------------------------    --------------------
                                                        2001        2000        1999        2001        2000
                                                                  Restated    Restated                Restated
                                                      --------------------------------------------------------
Based on statutory accounting practices               $ 12,478    $ 10,163    $  6,348    $ 55,786    $ 67,504
Deferred policy acquisition costs                         (361)        598       1,356       3,760       4,127
Deferred and uncollected premiums                      (14,724)    (26,606)    (28,226)        100        (786)
Policy reserves                                          4,360      12,123      13,303       2,563      15,136
Investment valuation difference                             --          --          --       3,185     (49,343)
Commissions                                                308       6,112       7,248        (125)      3,192
Deferred gain on LTC sale                                  338         406          --      (1,748)     (2,086)
Deferred gain on FFG sale                                1,646          --          --     (10,457)         --
Unearned ceding fee                                         --          --          --      (2,914)         --
Amounts payable reinsurance ceded                           --          --          --         943          --
Funds held under reinsurance treaty                         --          --          --          --          --
  unauthorized reinsurer                                    --          --          --          89          --
Realized (losses) gains on investments                  (2,963)     (4,591)     (2,771)         --          --
Amortization of goodwill                                   (46)        (46)        (46)      1,949         370
Income taxes                                             5,606       3,598       1,304       4,375       3,633
Pension                                                    249         (82)        (84)       (238)       (487)
Amortization of IMR                                       (142)       (306)       (393)         --          --
Reinsurance in unauthorized companies                       --          --          --          43         504
Interest maintenance reserve                                --          --          --         637         735
Asset valuation reserve                                     --          --          --         540       1,175
Property and equipment                                      --          --          --          23           9
Agents balances                                             --          --          --         694        (591)
Other                                                    1,075       2,978       4,027          95         286
                                                      --------------------------------------------------------
 BASED ON GENERALLY ACCEPTED ACCOUNTING PRINCIPLES    $  7,824    $  4,347    $  2,066    $ 59,300    $ 43,378
                                                      --------------------------------------------------------

10. TRANSACTIONS WITH AFFILIATED COMPANIES

The Company received various services from Fortis and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2001, 2000 and 1999 were $1,761, $2,736 and $1,541, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

11. FAIR VALUE DISCLOSURES

VALUATION METHODS AND ASSUMPTIONS

The fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

For short-term investments, the carrying amount is a reasonable estimate of fair value. The carrying amount of policy loans reported in the balance sheet approximates fair value. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

Separate account assets and liabilities are reported at their estimated fair value in the Balance Sheet.

The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                                                          December 31, 2001               December 31, 2000
                                                       -------------------------------------------------------
                                                       Carrying         Fair           Carrying         Fair
                                                        Amount         Value            Amount         Value
                                                       -------------------------------------------------------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                                 $161,583       $161,583         $129,784       $129,784
    Short-term investments                                6,601          6,601            9,450          9,450
    Cash                                                  5,598          5,598            1,659          1,659
    Policy loans                                              6              6                4              4
    Assets held in separate accounts                     66,341         66,341           73,582         73,582
LIABILITIES:
  Individual and group annuities (subject to
   discretionary withdrawal)                              4,706          4,260            6,593          6,418
  Liabilities related to separate accounts               66,341         66,341           73,582         73,582

12. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan covering employees and certain agents who meet eligibility requirements as to age and length of service. The benefits are based on years of service and career compensation. As a matter of policy, pension costs are funded as they accrue and vested benefits are fully funded. Fortis' funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $249, $82 and $20 for 2001, 2000 and 1999, respectively.

The Company has a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $107, $168 and $133 for 2001, 2000 and 1999, respectively.

In addition to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis-sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

13. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.